American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
May 31, 2026

Information Classification: Confidential

Avantis Responsible International Equity ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 6.0%
Accent Group Ltd.(1)	27,493	11,471
Acrow Ltd.	39,821	23,893
Adairs Ltd.(1)	15,342	15,110
Aeris Resources Ltd.(2)	69,531	20,035
AIC Mines Ltd.(2)	85,412	39,927
ALS Ltd.	8,665	146,766
Amotiv Ltd.	9,178	41,969
AMP Ltd.	170,601	195,227
Ansell Ltd.	2,237	44,673
ANZ Group Holdings Ltd.	71,090	1,799,946
ARB Corp. Ltd.(1)	7,410	102,687
ASX Ltd.	984	32,685
Atlas Arteria Ltd.(1)	32,697	115,766
Aurizon Holdings Ltd.	140,869	423,937
Australian Clinical Labs Ltd.(1)	5,645	8,231
Australian Ethical Investment Ltd.	5,320	15,357
Australian Finance Group Ltd.(1)	24,396	27,117
Baby Bunting Group Ltd.(2)	18,740	21,479
Bank of Queensland Ltd.	44,186	198,607
Bapcor Ltd.	21,575	6,578
Bega Cheese Ltd.	19,835	78,612
Bendigo & Adelaide Bank Ltd.	33,231	246,825
Black Cat Syndicate Ltd.(1)(2)	79,606	66,307
Brambles Ltd.	65,149	776,137
Bravura Solutions Ltd.	28,045	46,818
Breville Group Ltd.(1)	3,794	78,700
CAR Group Ltd.	5,403	96,357
Catalyst Metals Ltd.(2)	29,733	111,921
Cedar Woods Properties Ltd.	8,597	41,358
Cettire Ltd.(2)	2,092	353
Challenger Ltd.	50,729	322,339
Cleanaway Waste Management Ltd.	7,109	11,705
Cochlear Ltd.	798	57,479
Codan Ltd.	3,574	109,461
Coles Group Ltd.	60,927	949,416
Commonwealth Bank of Australia	21,165	2,508,376
Computershare Ltd.	5,631	139,531
Credit Corp. Group Ltd.	6,968	56,421
CSL Ltd.	2,336	162,238
Data#3 Ltd.	15,428	99,892
Deterra Royalties Ltd.	12,873	41,654
Develop Global Ltd.(1)(2)	6,332	27,970
Dicker Data Ltd.	9,182	68,359
Domino's Pizza Enterprises Ltd.(1)	679	8,764
DroneShield Ltd.(1)(2)	1,880	4,623
Eagers Automotive Ltd.	5,668	84,831
Elders Ltd.	19,985	79,672
Emeco Holdings Ltd.(2)	24,959	19,114
EML Payments Ltd.(2)	26,713	7,487

Endeavour Group Ltd.	136,209	282,025
EQT Holdings Ltd.	6	68
European Lithium Ltd.(2)	78,623	27,271
Evolution Mining Ltd.	1,962	17,284
EVT Ltd.(1)	9,092	81,969
Firefinch Ltd.(1)(2)	1,565	11
FleetPartners Group Ltd.	13,110	26,739
Flight Centre Travel Group Ltd.(1)	4,578	35,930
Focus Minerals Ltd.(1)(2)	14,611	20,624
Fortescue Ltd.	78,219	1,256,264
GenusPlus Group Ltd.	6,544	44,731
Greatland Resources Ltd.(2)	50,845	503,888
Guzman y Gomez Ltd.(1)	69	971
Hansen Technologies Ltd.	7,653	25,637
Harvey Norman Holdings Ltd.	37,187	123,098
Healius Ltd.(2)	58,437	14,267
Helia Group Ltd.	31,832	110,411
HUB24 Ltd.	1,879	111,940
Humm Group Ltd.(1)	13,637	5,798
IDP Education Ltd.	11,858	18,943
Imdex Ltd.	23,638	69,065
Insurance Australia Group Ltd.	113,457	623,599
Invictus Energy Ltd.(2)	108,480	6,042
IPH Ltd.	5,219	14,169
IRESS Ltd.	3,099	13,409
James Hardie Industries PLC(2)	9,012	204,191
James Hardie Industries PLC(2)	1,839	42,812
JB Hi-Fi Ltd.	7,542	403,158
Kelsian Group Ltd.	22,308	72,206
Kingsgate Consolidated Ltd.	26,493	116,485
Kogan.com Ltd.(1)	6,255	18,832
L1 Group Ltd.(1)	29,944	22,752
Lendlease Corp. Ltd.	13,307	25,999
Lifestyle Communities Ltd.(1)(2)	2,774	10,420
Lovisa Holdings Ltd.(1)	3,886	64,592
Lycopodium Ltd.	3,246	34,596
Lynas Rare Earths Ltd.(2)	18,655	256,478
Maas Group Holdings Ltd.	12,848	47,375
Macquarie Group Ltd.	4,215	722,785
Magellan Financial Group Ltd.	21,602	130,921
Mayne Pharma Group Ltd.(1)(2)	7,666	13,233
McMillan Shakespeare Ltd.(1)	6,307	82,747
Medibank Pvt Ltd.	125,600	432,571
Megaport Ltd.(2)	5,895	66,384
Metals X Ltd.(2)	122,161	138,880
Metro Mining Ltd.(2)	32,328	35,276
Mineral Resources Ltd.(1)(2)	13,096	692,083
Myer Holdings Ltd.(1)	99,935	16,889
National Australia Bank Ltd.	50,285	1,349,682
Netwealth Group Ltd.	4,088	62,665
nib holdings Ltd.	80,776	387,397
Nick Scali Ltd.	6,323	65,507
Nine Entertainment Co. Holdings Ltd.	143,617	98,464
Nuix Ltd.(2)	12,971	12,913
OFX Group Ltd.(2)	12,535	5,288

Omni Bridgeway Ltd.(2)	9,682	11,594
oOh!media Ltd.	37,859	36,722
Ora Banda Mining Ltd.(2)	2,738	2,717
Orora Ltd.	134,150	125,627
Pantoro Gold Ltd.(2)	77	168
Peet Ltd.(1)	26,302	32,775
Peninsula Energy Ltd.(2)	72,798	21,180
Pepper Money Ltd.	22,765	27,316
Perpetual Ltd.	4,015	45,836
Praemium Ltd.	28,533	14,165
Premier Investments Ltd.	7,854	70,640
Pro Medicus Ltd.	1,358	129,098
PWR Holdings Ltd.	5,085	34,496
QBE Insurance Group Ltd.	52,915	859,898
Qube Holdings Ltd.	20,932	75,318
Ramsay Health Care Ltd.	2,525	67,222
REA Group Ltd.(1)	1,003	107,295
Reece Ltd.	3,450	33,989
Regal Partners Ltd.	35,952	67,930
Reliance Worldwide Corp. Ltd.	33,043	74,781
Renascor Resources Ltd.(1)(2)	1,563	65
Resolute Mining Ltd.(2)	293,866	274,057
Ricegrowers Ltd.	6,968	60,837
Sandfire Resources Ltd.(2)	52	735
SEEK Ltd.	4,024	35,938
SGH Ltd.	5,709	168,594
Sigma Healthcare Ltd.	88,943	187,627
Silver Mines Ltd.(1)(2)	118,157	13,291
Sims Ltd.	19,153	369,840
SiteMinder Ltd.(1)(2)	15,448	38,956
SmartGroup Corp. Ltd.	5,548	45,433
Solvar Ltd.	2,646	2,755
Sonic Healthcare Ltd.	1,669	23,369
Southern Cross Electrical Engineering Ltd.	19,611	57,577
Southern Cross Media Group Ltd.(1)	15,786	6,991
SRG Global Ltd.	57,221	128,920
Steadfast Group Ltd.	19,495	56,973
Suncorp Group Ltd.	54,824	683,701
Super Retail Group Ltd.	15,333	129,026
Technology One Ltd.	7,685	165,552
Telix Pharmaceuticals Ltd.(1)(2)	60	564
Telstra Group Ltd.	152,256	570,064
Transurban Group	16,831	181,021
Treasury Wine Estates Ltd.(1)	39,182	119,150
Tyro Payments Ltd.(1)(2)	60,472	38,401
Universal Store Holdings Ltd.	6,109	29,779
Vulcan Energy Resources Ltd.(1)(2)	7,711	22,120
Wagners Holding Co. Ltd.	13,736	45,564
Webjet Group Ltd.	6,646	1,983
Wesfarmers Ltd.	14,997	858,215
Westpac Banking Corp.	64,639	1,671,280
WiseTech Global Ltd.	1,535	39,906
Woolworths Group Ltd.	47,262	1,194,912
Xero Ltd.(2)	2,092	113,676

Zip Co. Ltd.(1)(2)	3,764	6,216
		27,843,770
Austria — 0.4%
ANDRITZ AG	1,018	92,588
AT&S Austria Technologie & Systemtechnik AG(2)	2,433	399,790
BAWAG Group AG	1,686	302,335
CA Immobilien Anlagen AG	964	27,945
DO & Co. AG	227	51,452
Erste Group Bank AG	3,546	422,674
Eurotelesites AG(2)	452	2,422
Oesterreichische Post AG	1,964	73,849
Porr AG	353	16,661
Raiffeisen Bank International AG	5,079	291,549
Semperit AG Holding(2)	78	1,392
Telekom Austria AG	1,920	21,972
UNIQA Insurance Group AG	4,787	95,664
Verbund AG	996	66,862
Vienna Insurance Group AG Wiener Versicherung Gruppe	810	59,739
Wienerberger AG	354	9,966
		1,936,860
Belgium — 1.1%
Ackermans & van Haaren NV	1,017	321,881
Ageas SA	4,885	378,498
AGFA-Gevaert NV(2)	4,194	2,173
Anheuser-Busch InBev SA, ADR	5,887	470,901
Argenx SE, ADR(2)	549	458,959
Azelis Group NV	2	23
Barco NV	5,783	61,938
Bekaert SA	2,114	101,820
bpost SA(2)	5,963	12,447
Cie d'Entreprises CFE	308	4,837
Colruyt Group NV(1)	2,095	80,990
Deceuninck NV	11	28
D'ieteren Group	1,209	241,182
Elia Group SA	1,235	191,976
Fagron	4,181	117,440
Financiere de Tubize SA(1)	372	97,473
Gimv NV(1)	2,220	125,525
KBC Group NV	7,198	955,181
Kinepolis Group NV(1)	856	29,574
Lotus Bakeries NV	6	76,895
Melexis NV	1,791	169,229
Ontex Group NV(1)(2)	5,001	15,183
Proximus SADP	4,876	37,967
Syensqo SA(1)	145	11,347
UCB SA	1,988	583,730
Umicore SA	8,330	244,800
VGP NV(1)	681	66,432
		4,858,429
Canada — 12.2%
5N Plus, Inc.(2)	7,667	237,687
ADENTRA, Inc.	2,524	60,379
ADF Group, Inc.	3,209	25,418
AGF Management Ltd., Class B	5,787	73,122

Agnico Eagle Mines Ltd.	11,147	2,049,499
Aimia, Inc.(1)(2)	1,872	3,911
Altus Group Ltd.	817	25,067
Amerigo Resources Ltd.	20,196	97,417
Andean Precious Metals Corp.(2)	2,219	10,752
Aritzia, Inc.(2)	6,202	696,384
Atrium Mortgage Investment Corp.	450	3,865
AutoCanada, Inc.(1)(2)	3,184	50,578
Avino Silver & Gold Mines Ltd.(1)(2)	5,188	38,120
B2Gold Corp.	117,624	563,100
Ballard Power Systems, Inc.(1)(2)	4,632	29,163
Bank of Montreal	11,977	1,945,388
Bank of Nova Scotia	26,095	2,093,808
BCE, Inc.	1,017	25,656
Black Diamond Group Ltd.	5,207	74,329
Bonterra Energy Corp.(2)	1,651	7,772
Boralex, Inc., A Shares	5,238	140,083
Boston Pizza Royalties Income Fund	436	7,650
Boyd Group, Inc.	1,008	111,610
Brookfield Asset Management Ltd., Class A	2,465	119,223
Brookfield Asset Management Ltd., Class A	1,431	69,547
Brookfield Corp.	7,693	350,486
Brookfield Renewable Corp.	4,162	166,915
Brookfield Renewable Corp. (New York)	2,929	117,101
Brookfield Wealth Solutions Ltd.(1)	1,338	61,201
BRP, Inc.	1,582	91,456
CAE, Inc.(2)	8,225	212,926
Cambria Gold Mines, Inc.(2)	103	86
Cameco Corp.	6,964	782,500
Canaccord Genuity Group, Inc.	26	247
Canada Goose Holdings, Inc.(1)(2)	5,330	54,744
Canadian Imperial Bank of Commerce	25,157	2,746,075
Canadian National Railway Co.	9,454	1,119,476
Canadian Pacific Kansas City Ltd.	9,185	820,131
Canadian Tire Corp. Ltd., Class A	3,886	498,628
Canfor Corp.(2)	2,444	25,049
Cascades, Inc.	6,778	53,933
CCL Industries, Inc., Class B	4,419	285,401
Celestica, Inc. (Toronto)(2)	8,538	3,300,939
Centerra Gold, Inc.	15,516	273,934
CGI, Inc.	2,961	206,786
Cineplex, Inc.(1)(2)	1,017	8,063
Cogeco Communications, Inc.	1,560	76,062
Colliers International Group, Inc.	640	60,400
Computer Modelling Group Ltd.	5,743	16,163
Defi Technologies, Inc.(1)(2)	94,625	64,518
Definity Financial Corp.	2,936	140,661
Descartes Systems Group, Inc.(2)	1,558	114,975
Discovery Silver Corp.(2)	45,660	284,495
Docebo, Inc.(1)(2)	654	11,750
Dollarama, Inc.	6,448	824,562
Dorel Industries, Inc., Class B(1)(2)	2,080	2,550
DPM Metals, Inc.	14	470
DREAM Unlimited Corp., Class A	640	8,528
Eldorado Gold Corp.	17,922	605,525

Element Fleet Management Corp.	15,865	316,115
Empire Co. Ltd., Class A	9,114	323,203
Enghouse Systems Ltd.	898	11,731
EQB, Inc.	2,543	215,684
Exchange Income Corp.	1,315	115,862
Fairfax Financial Holdings Ltd.	764	1,189,072
Fiera Capital Corp.(1)	737	2,913
Finning International, Inc.	12,665	956,593
Firm Capital Mortgage Investment Corp.	2,076	18,145
First Mining Gold Corp.(2)	123,986	44,517
FirstService Corp. (Toronto)	679	91,026
Fortuna Mining Corp.(2)	37,658	377,768
George Weston Ltd.	4,055	284,069
Gildan Activewear, Inc.(1)	7,245	442,010
goeasy Ltd.	1,410	41,124
Great-West Lifeco, Inc.	6,323	369,111
Hudbay Minerals, Inc.	32,694	955,932
Hydro One Ltd.	14,983	616,209
iA Financial Corp., Inc.	6,120	762,997
IAMGOLD Corp.(2)	27,640	500,012
InPlay Oil Corp.	2,101	24,734
Intact Financial Corp.	4,180	821,265
Interfor Corp.(2)	2,680	21,305
IsoEnergy Ltd.(2)	2,621	30,551
Journey Energy, Inc.(1)(2)	2,627	10,518
K-Bro Linen, Inc.	559	16,653
Keel Infrastructure Corp.(1)(2)	11,815	67,274
Kinaxis, Inc.(2)	967	110,044
Kinross Gold Corp.	42,779	1,299,521
Labrador Iron Ore Royalty Corp.	3,969	83,459
Laurentian Bank of Canada	1,789	52,230
Leon's Furniture Ltd.	2,361	42,951
Linamar Corp.	4,359	322,502
Loblaw Cos. Ltd.	17,444	780,308
Magna International, Inc.	21,383	1,385,827
Manulife Financial Corp.	45,994	1,759,158
MDA Space Ltd.(1)(2)	12,118	540,394
Metro, Inc.	5,339	342,611
Montage Gold Corp.(2)	13,618	165,453
Mullen Group Ltd.	8,098	128,050
National Bank of Canada	11,901	1,738,039
Neo Performance Materials, Inc.	640	14,451
OceanaGold Corp.	14	423
Open Text Corp.	8,402	199,773
OR Royalties, Inc.	3,228	120,302
Orezone Gold Corp.(2)	84,838	155,073
Osisko Metals, Inc.(2)	75,355	97,839
Pan American Silver Corp.	24,421	1,394,600
Pason Systems, Inc.	8,670	93,451
Pet Valu Holdings Ltd.	4,114	55,653
Pizza Pizza Royalty Corp.	1,017	9,442
Polaris Renewable Energy, Inc.	973	9,168
Power Corp. of Canada	7,895	477,199
Propel Holdings, Inc.(1)	2,007	33,221
RB Global, Inc.	2,537	269,903

Real Matters, Inc.(1)(2)	5,771	22,897
Restaurant Brands International, Inc.	4,525	338,559
Restaurant Brands International, Inc.	4,437	331,444
Richelieu Hardware Ltd.	4,535	130,854
Rogers Communications, Inc., Class B	7,606	293,504
Royal Bank of Canada	18,953	3,635,391
Russel Metals, Inc.	5,085	230,303
Shopify, Inc., Class A(2)	7,064	842,413
Silvercorp Metals, Inc.	27,844	353,440
Spin Master Corp., VTG Shares	1,450	19,647
Sprott, Inc.	900	118,466
Stantec, Inc.	2,549	192,601
Stella-Jones, Inc.	4,873	273,403
StorageVault Canada, Inc.	6,942	21,451
Sun Life Financial, Inc.	13,787	990,836
Talon Metals Corp.(1)(2)	7,699	38,198
Teck Resources Ltd., Class B	10,577	701,451
TELUS Corp.	14,744	185,122
TELUS Corp.(2)	106	1,325
Tenaz Energy Corp.(2)	1,438	52,684
TFI International, Inc.	2,238	345,249
Thomson Reuters Corp.	1,213	105,177
TMX Group Ltd.	9,119	341,239
Torex Gold Resources, Inc.	5,903	270,691
Toromont Industries Ltd.	3,014	497,119
Toronto-Dominion Bank	23,814	2,724,882
TransAlta Corp.	10,500	149,657
Transcontinental, Inc., Class A	7,875	30,046
Triple Flag Precious Metals Corp.	1,527	49,111
Trisura Group Ltd.(1)(2)	18	534
Uranium Royalty Corp.(1)(2)	6,404	22,622
Valeura Energy, Inc.(2)	11,126	87,320
Wajax Corp.	2,080	44,809
West Fraser Timber Co. Ltd.	2,680	185,237
Western Copper & Gold Corp.(2)	12,278	36,692
Western Forest Products, Inc.(2)	565	6,500
Westshore Terminals Investment Corp.	3,472	106,403
Wheaton Precious Metals Corp.	2,985	401,334
Winpak Ltd.	2,119	63,125
WSP Global, Inc.	1,651	233,833
		56,729,271
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.(1)	7,200	10,092
K Wah International Holdings Ltd.	7,000	2,053
		12,145
Denmark — 1.6%
AL Sydbank	4,799	402,619
Alm Brand AS	39,081	91,726
Bavarian Nordic AS(2)	1,120	32,693
Carlsberg AS, B Shares	322	43,284
cBrain AS	4	37
Chemometec AS	741	43,109
Coloplast AS, B Shares	243	14,918
Danske Bank AS	18,536	975,012

Demant AS(2)	531	20,647
DSV AS	788	197,125
FLSmidth & Co. AS	529	41,494
Genmab AS, ADR(2)	8,646	227,649
H Lundbeck AS	11,896	80,350
H Lundbeck AS, A Shares	1,184	6,780
ISS AS	1,297	53,368
Jyske Bank AS	2,546	364,772
NKT AS(2)	2,797	446,103
Novo Nordisk AS, ADR	30,947	1,410,564
Novonesis Novozymes B, B Shares	6,912	401,574
Orsted AS(2)	16,709	425,838
Pandora AS	3,017	282,357
Ringkjoebing Landbobank AS	1,435	352,443
Rockwool AS, B Shares	3,874	121,295
Royal Unibrew AS	1,020	66,374
SJF Bank AS	430	23,303
Solar AS, B Shares(2)	308	9,648
SP Group AS	12	782
Tryg AS	2,984	70,139
Vestas Wind Systems AS	37,816	1,061,036
		7,267,039
Finland — 1.1%
Anora Group OYJ(1)	309	1,210
Bittium OYJ(1)	3,011	138,328
Elisa OYJ	3,107	149,189
Hiab OYJ, B Shares	3,343	209,976
Huhtamaki OYJ	2,138	68,173
Kalmar OYJ, B Shares	2,901	150,429
Kemira OYJ	6,770	140,679
Kesko OYJ, B Shares(1)	10,294	249,422
Kone OYJ, B Shares	3,533	211,170
Konecranes OYJ	9,284	306,371
Lassila & Tikanoja OYJ(2)	418	3,359
Lumo Kodit OYJ	4,560	39,460
Luotea PLC	426	991
Mandatum OYJ(1)	16,355	108,565
Marimekko OYJ	1,208	14,698
Metso OYJ	12,073	230,295
Nokia OYJ, ADR(1)	22,514	334,108
Nokian Renkaat OYJ(1)	8,979	115,741
Nordea Bank Abp	44,007	843,302
Orion OYJ, Class B	2,605	217,587
Outokumpu OYJ	16,976	117,763
Puuilo OYJ	8,214	125,906
Raisio OYJ, V Shares	803	2,417
Sampo OYJ, A Shares(1)	21,958	231,757
Sampo OYJ (XCSE), A Shares	14,731	156,268
Sanoma OYJ	633	6,839
Stora Enso OYJ, R Shares	21,321	249,512
Taaleri PLC	408	3,570
Tieto OYJ	144	3,465
Tokmanni Group Corp.(1)	3,417	28,090
UPM-Kymmene OYJ	11,836	345,798
Valmet OYJ	1,798	48,720

Wartsila OYJ Abp	6,649	269,840
YIT OYJ(2)	979	3,127
		5,126,125
France — 7.9%
Aeroports de Paris SA	2,983	399,689
Airbus SE	6,220	1,298,905
Alstom SA(1)(2)	6,557	130,874
Alten SA	2,146	161,996
Amundi SA	2,431	237,008
Antin Infrastructure Partners SA	4	46
Aperam SA	2,680	159,382
Arkema SA	2,649	187,087
Aubay	69	4,382
AXA SA	32,162	1,483,097
Ayvens SA	6,666	89,406
Beneteau SACA(1)	1,235	10,013
BioMerieux	1,519	131,372
BNP Paribas SA	16,513	1,779,981
Bollore SE(1)	5,542	35,115
Bureau Veritas SA	11,861	358,763
Caisse Regionale de Credit Agricole Mutuel Nord de France	791	27,464
Capgemini SE(2)	889	105,617
Carrefour SA	34,888	651,824
Cie de Saint-Gobain SA	18,966	1,718,716
Cie des Alpes	1,240	32,295
Cie Generale des Etablissements Michelin SCA	30,929	1,128,945
Coface SA	8,258	143,634
Credit Agricole SA	21,459	413,434
Danone SA	2,647	188,202
Dassault Systemes SE	4,992	109,522
Derichebourg SA	8,005	94,320
Edenred SE(1)	1,761	47,772
Elior Group SA(1)	6,063	13,201
Elis SA	5,961	187,991
Equasens	144	6,607
EssilorLuxottica SA	1,473	297,722
Eurazeo SE	750	40,582
Euroapi SA(1)(2)	1,008	1,743
Eurofins Scientific SE	2,225	161,860
Euronext NV	552	89,705
Eutelsat Communications SACA(1)(2)	24,545	113,351
Forvia SE(2)	8,426	111,094
Genfit SA(1)(2)	438	4,490
Getlink SE	17,427	380,786
GL Events SACA	463	18,981
Groupe LDLC(2)	63	927
Guerbet(1)(2)	100	1,247
Hermes International SCA	338	631,630
ID Logistics Group SACA(2)	224	99,534
Interparfums SA	25	724
Ipsen SA	2,569	469,277
IPSOS SA	237	10,668
Jacquet Metals SACA	197	5,103
JCDecaux SE	6,673	146,044
Kaufman & Broad SA	1,089	32,111

Kering SA	2,351	692,415
Legrand SA	3,766	647,299
LISI SA	1,536	121,279
L'Oreal SA	2,553	1,126,505
Louis Hachette Group	15,828	31,166
Lumibird	864	26,969
LVMH Moet Hennessy Louis Vuitton SE	3,889	2,127,081
Maisons du Monde SA(1)(2)	1,295	696
Manitou BF SA	192	4,832
Mersen SA	2,142	104,046
Metropole Television SA(1)	2,310	31,088
Nacon SA(2)	13	3
Nexans SA	3,654	672,236
Nexity SA(1)(2)	1,881	17,915
Opmobility	5,019	97,183
Orange SA	87,288	1,825,680
Pernod Ricard SA(1)	4,305	317,139
Planisware SA(1)	1,443	32,853
Pluxee NV(1)	1,332	18,353
Publicis Groupe SA	2,030	197,497
Pullup Entertainment	653	7,049
Remy Cointreau SA(1)	873	40,385
Renault SA(1)	10,639	363,881
ReWorld Media SA	239	471
Rexel SA	10,570	451,375
Safran SA	7,593	2,700,466
Sanofi SA, ADR	30,806	1,345,298
Sartorius Stedim Biotech	433	89,691
Schneider Electric SE	2,542	798,399
SCOR SE	6,749	241,373
SEB SA	748	43,339
SES SA	41,286	453,549
SMCP SA(1)(2)	2,129	12,840
Societe BIC SA(2)	1,308	88,750
Societe Generale SA	26,751	2,223,573
SOITEC(2)	1,543	320,065
Solutions 30 SE(1)(2)	10,550	9,768
Sopra Steria Group	108	18,729
SPIE SA	4,605	261,861
STIF SA(2)	139	9,679
STMicroelectronics NV, NY Shares	13,189	914,130
Sword Group(1)	443	16,595
Teleperformance SE	1,342	98,483
Television Francaise 1 SA	3,887	30,979
Thales SA	2,281	639,963
Ubisoft Entertainment SA(1)(2)	7,423	48,652
Valeo SE	19,099	294,125
Valneva SE(1)(2)	6,494	19,662
Vinci SA	19,271	2,802,740
Virbac SACA	313	130,436
Vivendi SE	17,890	48,875
Voltalia SA(1)(2)	3,902	38,241
Vusion(1)	749	116,542

X-Fab Silicon Foundries SE(2)	5,791	72,313
		36,798,751
Germany — 7.3%
Adesso SE	250	17,715
adidas AG	2,358	455,461
AIXTRON SE	876	59,341
Allianz SE	4,424	1,960,521
Amadeus Fire AG(2)	127	3,701
Aroundtown SA(2)	10,030	29,664
Atoss Software SE	452	40,541
Aumovio SE(2)	1,630	76,170
Aurubis AG	1,536	385,771
Auto1 Group SE(2)	5,676	150,240
BASF SE	8,641	511,658
Bayer AG	35,696	1,518,034
Bayerische Motoren Werke AG	5,357	466,113
Bayerische Motoren Werke AG, Preference Shares	799	69,450
BayWa AG(2)	396	1,208
Bechtle AG(2)	4,567	178,046
Beiersdorf AG	1,143	91,894
Bertrandt AG(2)	88	1,041
Bijou Brigitte AG	358	22,876
Borussia Dortmund GmbH & Co. KGaA	4,660	16,933
Brenntag SE	4,527	297,721
CANCOM SE	987	32,541
Ceconomy AG(2)	4,302	21,118
Cewe Stiftung & Co. KGaA	442	52,855
Commerzbank AG	25,324	1,090,143
Continental AG	5,683	469,722
CTS Eventim AG & Co. KGaA	2,245	162,061
Daimler Truck Holding AG	24,853	1,216,092
Datagroup SE	20	1,809
Delivery Hero SE(2)	2,132	91,331
Dermapharm Holding SE	469	26,703
Deutsche Bank AG	34,642	1,118,937
Deutsche Boerse AG	2,019	581,697
Deutsche Pfandbriefbank AG	6,106	26,239
Deutsche Post AG	20,523	1,222,295
Deutsche Telekom AG	53,020	1,780,151
Deutz AG	6,958	84,785
Dr. Ing hc F Porsche AG, Preference Shares(2)	1,187	64,610
Duerr AG	3,530	85,585
E.ON SE	38,894	825,662
ElringKlinger AG	749	5,258
Evonik Industries AG(2)	10,558	206,765
Fielmann Group AG	1,330	69,120
flatexDEGIRO SE	5,426	213,050
Fraport AG Frankfurt Airport Services Worldwide	1,192	100,222
Freenet AG	2,575	75,898
Fresenius Medical Care AG, ADR	5,205	112,272
Fresenius SE & Co. KGaA	4,554	192,297
GEA Group AG	5,446	351,064
GFT Technologies SE	309	7,942
Grenke AG	1,527	23,087

Hannover Rueck SE	1,425	384,807
Heidelberger Druckmaschinen AG(2)	1,974	3,386
HelloFresh SE(2)	8,189	41,048
Henkel AG & Co. KGaA	992	71,948
Henkel AG & Co. KGaA, Preference Shares	1,564	121,397
Hensoldt AG	2,007	208,366
HOCHTIEF AG	431	243,671
Hornbach Holding AG & Co. KGaA	745	70,040
HUGO BOSS AG	2,642	109,831
Infineon Technologies AG	31,408	2,977,965
Instone Real Estate Group SE	1,534	14,967
Jenoptik AG	1,694	90,871
JOST Werke SE	642	44,210
Jungheinrich AG, Preference Shares	3,749	108,781
KION Group AG	5,005	255,156
Kloeckner & Co. SE(2)	3,204	42,514
Knorr-Bremse AG	2,904	350,813
Koenig & Bauer AG(2)	228	2,333
Kontron AG	3,071	83,255
Krones AG(2)	882	121,330
Lang & Schwarz AG	759	25,715
Lanxess AG	2,110	40,471
LEG Immobilien SE	1,753	113,813
Mercedes-Benz Group AG	8,226	499,466
Merck KGaA	1,385	210,927
MTU Aero Engines AG	2,353	858,460
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,115	1,110,736
Mutares SE & Co. KGaA	434	14,085
Nagarro SE	191	9,001
Nemetschek SE	1,330	95,772
Nordex SE(2)	8,592	413,981
Norma Group SE(2)	1,468	29,951
Patrizia SE	529	4,642
Pfeiffer Vacuum Technology AG	6	1,164
Pfisterer Holding SE(2)	407	49,375
Porsche Automobil Holding SE, Preference Shares(2)	5,123	194,848
ProCredit Holding AG	1,775	16,825
Puma SE(2)	2,467	83,315
PVA TePla AG(2)	400	20,358
Qiagen NV	8,727	319,321
RENK Group AG	219	14,512
Rheinmetall AG	911	1,371,570
RTL Group SA	1,306	47,967
SAF-Holland SE	3,522	85,737
SAP SE, ADR	4,769	866,956
Sartorius AG, Preference Shares	237	67,554
Schaeffler AG	5,009	61,577
Schott Pharma AG & Co. KGaA	318	6,725
Scout24 SE	2,131	179,229
Secunet Security Networks AG(2)	115	27,887
SFC Energy AG, Class BR(2)	637	17,385
SGL Carbon SE(2)	1,327	8,274
Siemens AG	2,882	903,622
Siemens Energy AG	8,541	1,616,931
Siemens Healthineers AG	1,665	67,642

Siltronic AG(2)	987	120,031
Sixt SE	888	79,096
Sixt SE, Preference Shares	1,099	81,356
SMA Solar Technology AG(2)	751	57,395
Stroeer SE & Co. KGaA	997	43,876
Symrise AG	3,121	286,874
TAG Immobilien AG	12,001	198,592
Talanx AG	3,220	385,164
TeamViewer SE(2)	4,744	32,749
Tkms AG& Co. KGaA(2)	535	52,575
United Internet AG	4,968	152,494
Verbio SE(2)	531	23,492
Volkswagen AG(2)	328	35,761
Volkswagen AG, Preference Shares(2)	2,204	235,166
Vonovia SE	13,103	326,575
Vossloh AG	385	31,447
Wacker Neuson SE	2,213	49,222
Wuestenrot & Wuerttembergische AG	1,319	22,641
Zalando SE(2)	10,080	272,714
		33,955,113
Hong Kong — 1.6%
AIA Group Ltd.	107,200	1,124,504
ASMPT Ltd.	9,800	243,029
Bank of East Asia Ltd.	82,717	143,840
BOC Hong Kong Holdings Ltd.	81,000	494,937
Budweiser Brewing Co. APAC Ltd.(1)	2,100	1,871
Chow Sang Sang Holdings International Ltd.	17,000	23,714
CK Asset Holdings Ltd.	60,000	362,258
CK Hutchison Holdings Ltd.	1,000	8,998
Comba Telecom Systems Holdings Ltd.	220,000	36,251
Cowell e Holdings, Inc.(2)	8,000	29,066
Deep Source Holdings Ltd.(2)	30,000	2,957
DFI Retail Group Holdings Ltd.	23,800	95,211
Dream International Ltd.	8,000	6,810
EC Healthcare(2)	3,000	157
Futu Holdings Ltd., ADR(1)	187	19,461
Giordano International Ltd.	162,000	31,227
Hang Lung Group Ltd.	83,000	154,327
Hang Lung Properties Ltd.	98,852	101,459
HBM Holdings Ltd.(1)(2)	10,000	14,954
HKT Trust & HKT Ltd.	127,000	196,205
Hong Kong Exchanges & Clearing Ltd.	18,800	959,927
Hongkong Land Holdings Ltd.	45,100	343,794
Hysan Development Co. Ltd.	82,000	195,165
IGG, Inc.	91,000	38,516
Jiaxin International Resources Investment Ltd.(1)(2)	1,600	17,268
Johnson Electric Holdings Ltd.	44,500	144,967
JS Global Lifestyle Co. Ltd.(2)	92,000	15,621
Karrie International Holdings Ltd.	78,000	30,107
Kerry Properties Ltd.	42,500	112,353
Luk Fook Holdings International Ltd.	5,000	13,336
Man Wah Holdings Ltd.(1)	138,800	64,379
Modern Dental Group Ltd.	15,000	11,075
MTR Corp. Ltd.(1)	5,000	20,119
New World Development Co. Ltd.(2)	96,000	100,779

Oriental Watch Holdings	8,000	3,309
PAX Global Technology Ltd.	81,000	35,934
Perfect Medical Health Management Ltd.	1,000	147
Sino Land Co. Ltd.	13,988	21,079
Stella International Holdings Ltd.(1)	54,000	91,070
Sun Hung Kai Properties Ltd.	54,000	906,915
Swire Properties Ltd.	25,400	72,119
Techtronic Industries Co. Ltd.	48,000	712,588
Television Broadcasts Ltd.(2)	10,700	3,460
Texhong International Group Ltd.	3,500	2,818
VSTECS Holdings Ltd.	44,000	54,020
VTech Holdings Ltd.	10,100	66,018
Wharf Real Estate Investment Co. Ltd.	108,000	330,993
Yue Yuen Industrial Holdings Ltd.(1)	80,500	150,886
		7,609,998
Ireland — 0.5%
AIB Group PLC	48,479	570,495
Bank of Ireland Group PLC	37,040	752,615
Cairn Homes PLC	33,720	92,530
Glanbia PLC	2,556	62,140
Glenveagh Properties PLC(2)	32,691	86,822
Kerry Group PLC, A Shares	1,010	86,536
Kingspan Group PLC	3,202	292,694
Origin Enterprises PLC	8,298	43,816
Uniphar PLC	7,685	40,828
		2,028,476
Israel — 1.5%
AFI Properties Ltd.(2)	23	1,700
Africa Israel Residences Ltd.	2	163
Airport City Ltd.(2)	2,793	53,432
Alony Hetz Properties & Investments Ltd.	7,103	89,962
Amos Luzon Development & Energy Group Ltd.	5,755	13,532
Amot Investments Ltd.	10,269	68,689
Analyst IMS Investment Management Services Ltd.	474	28,159
Argo Properties NV(2)	736	34,934
Aura Investments Ltd.	1,951	12,858
Ayalon Holdings Ltd.	2,431	148,775
Azrieli Group Ltd.	674	111,365
Bank Hapoalim BM	24,996	640,904
Bank Leumi Le-Israel BM	22,295	564,086
Bet Shemesh Engines Holdings 1997 Ltd.(2)	176	59,551
Big Shopping Centers Ltd.	412	111,483
Blue Square Real Estate Ltd.	210	29,029
Camtek Ltd.(2)	428	75,142
Ceragon Networks Ltd.(2)	10,045	29,030
Check Point Software Technologies Ltd.(2)	1,113	150,311
Danel Adir Yeoshua Ltd.	448	74,790
Delek Automotive Systems Ltd.	2,800	19,309
Delta Galil Ltd.	663	36,864
Direct Finance of Direct Group 2006 Ltd.	204	45,744
Electra Consumer Products 1970 Ltd.	191	6,090
Energix-Renewable Energies Ltd.	11,085	113,466
Enlight Renewable Energy Ltd.(2)	5,523	591,736
Etoro Group Ltd., Class A(2)	1,501	63,012

First International Bank Of Israel Ltd.	429	36,373
G City Ltd.	7,444	33,556
Gilat Satellite Networks Ltd.(2)	579	10,524
Global-e Online Ltd.(2)	1,338	40,996
Hilan Ltd.	584	45,371
ICL Group Ltd.	21,625	142,110
IES Holdings Ltd.(2)	121	30,732
Isracard Ltd.	13,307	60,378
Israel Discount Bank Ltd., A Shares	37,072	410,437
Isras Holdings Ltd.	4	481
Isras Investment Co. Ltd.	2	594
Ituran Location & Control Ltd.	964	63,190
Land Development Nimrodi Group Ltd.	1,130	15,115
Libra Insurance Co. Ltd.	3,092	21,458
Matrix IT Ltd.	873	27,487
Max Stock Ltd.	8,218	115,106
Melisron Ltd.	450	70,513
Mivne Real Estate KD Ltd.	17,833	90,665
Mivtach Shamir Holdings Ltd.	316	57,166
Mizrahi Tefahot Bank Ltd.	9,151	701,181
Monday.com Ltd.(2)	309	25,839
Nano Dimension Ltd., ADR(2)	11,025	19,294
Neto Malinda Trading Ltd.	131	7,615
Nexxen International Ltd.(2)	2,677	22,487
Nice Ltd., ADR(2)	1,017	94,235
Norstar Holdings, Inc.(2)	337	1,163
Nova Ltd.(2)	561	291,853
Orion Retail Properties Ltd.(2)	931	891
OY Nofar Energy Ltd.(2)	8	796
Perion Network Ltd.(2)	1,335	11,043
Phoenix Financial Ltd.	7,330	484,127
Priortech Ltd.(2)	311	32,619
Qualitau Ltd.	249	59,524
Retailors Ltd.(2)	1,529	15,395
Summit Real Estate Holdings Ltd.	219	3,920
Tamar Petroleum Ltd.	637	6,083
Tel Aviv Stock Exchange Ltd.	2,899	173,920
Telsys Ltd.	313	38,421
Teva Pharmaceutical Industries Ltd., ADR(2)	12,848	453,791
Wix.com Ltd.(2)	316	17,715
YD More Investments Ltd.	3,441	61,755
ZIM Integrated Shipping Services Ltd.	386	9,067
		6,979,102
Italy — 2.8%
A2A SpA	1,640	4,299
ACEA SpA	4,079	108,234
Amplifon SpA	1,210	15,185
Arnoldo Mondadori Editore SpA	12,232	29,746
Azimut Holding SpA	7,773	315,080
Banca Generali SpA	2,640	168,338
Banca IFIS SpA(1)	1,660	39,218
Banca Mediolanum SpA	6,294	145,240
Banca Monte dei Paschi di Siena SpA	25,756	277,009
Banco BPM SpA	15,387	241,747
BFF Bank SpA(1)(2)	16,337	53,567

BPER Banca SpA	58,110	786,701
Brembo NV	14,527	197,466
Brunello Cucinelli SpA(1)	1,224	117,373
Cairo Communication SpA	5,026	13,723
Carel Industries SpA	2,024	73,415
Cembre SpA	313	32,640
Credito Emiliano SpA	3,524	63,255
Davide Campari-Milano NV(1)	1,806	11,781
De' Longhi SpA	3,091	128,387
DiaSorin SpA	24	1,861
Digital Bros SpA(1)(2)	332	4,404
doValue SpA	1,730	4,512
Enav SpA	3,016	18,972
Enel SpA	114,049	1,279,764
ERG SpA	1,551	41,481
Esprinet SpA	94	762
Ferrari NV	1,138	391,029
Fiera Milano SpA	2,140	21,265
Fila SpA	4,093	42,258
Fincantieri SpA(1)(2)	14,176	195,471
FinecoBank Banca Fineco SpA	20,272	494,620
Generali	8,182	368,478
Geox SpA(2)	2,449	798
Haiki Cobat SpA Societa' Benefit(2)	1,211	818
Infrastrutture Wireless Italiane SpA	769	5,989
Intesa Sanpaolo SpA	164,022	1,108,471
Iveco Group NV	13,565	220,030
Juventus Football Club SpA(1)(2)	9,748	23,207
Leonardo SpA	1,988	126,248
Maire SpA	88	1,499
MARR SpA	1,677	13,828
MFE-MediaForEurope NV, Class A	14,758	52,003
MFE-MediaForEurope NV, Class B(1)	5,436	23,792
Moncler SpA	4,228	274,072
Nexi SpA(1)	690	2,823
Orsero SpA	422	7,655
OVS SpA	14,869	97,039
Piaggio & C SpA(1)	4,800	9,711
Poste Italiane SpA	16,184	477,928
Prysmian SpA	5,124	882,695
RAI Way SpA	4,532	29,856
Recordati Industria Chimica e Farmaceutica SpA	2,072	124,431
Safilo Group SpA(2)	24,047	45,727
Salvatore Ferragamo SpA(2)	2,358	25,918
Sanlorenzo SpA	34	1,472
Sesa SpA	692	78,229
SOL SpA	1,271	83,674
Stellantis NV(2)	26,427	210,896
Tamburi Investment Partners SpA	2,597	27,164
Technogym SpA	4,849	100,649
Terna - Rete Elettrica Nazionale(1)	31,881	366,286
UniCredit SpA	32,261	2,784,414
Unipol Assicurazioni SpA	6,448	159,416
Webuild SpA(1)	33,313	95,668

Wiit SpA	501	20,068
		13,169,755
Japan — 22.4%
A&D HOLON Holdings Co. Ltd.	3,000	52,727
Acom Co. Ltd.	17,900	52,521
AD Works Group Co. Ltd.(1)	9,900	26,256
Advantest Corp.	11,900	1,945,595
Aeon Co. Ltd.	47,075	412,033
Aeon Hokkaido Corp.	1,700	8,901
AIMECHATEC Ltd.(1)	1,500	53,319
Ain Holdings, Inc.	700	24,200
Aiphone Co. Ltd.	1,100	18,697
Air Water, Inc.	15,400	250,920
Airport Facilities Co. Ltd.	1,800	10,075
Aisan Industry Co. Ltd.	200	2,392
Aisin Corp.	33,300	504,724
Aizawa Securities Group Co. Ltd.	1,200	10,706
Ajinomoto Co., Inc.	11,800	381,270
Akatsuki, Inc.	700	13,887
Akebono Brake Industry Co. Ltd.(2)	8,200	6,380
Alfresa Holdings Corp.	14,100	197,729
Alpen Co. Ltd.	100	1,273
Alps Alpine Co. Ltd.	18,000	245,530
ALSOK Co. Ltd.	10,300	72,869
Altech Corp.	700	10,394
Amano Corp.	500	11,217
Amvis Holdings, Inc.	4,200	9,888
And ST HD Co. Ltd.	1,200	24,529
Anritsu Corp.	6,900	196,950
Anycolor, Inc.(1)	1,400	25,274
AOKI Holdings, Inc.	1,700	17,514
Aoyama Trading Co. Ltd.	24,200	105,450
Aozora Bank Ltd.	3,500	58,759
Arata Corp.	2,100	34,097
ARCLANDS Corp.	8,000	95,729
ARE Holdings, Inc.	9,300	197,122
Arealink Co. Ltd.	1,600	9,678
Arisawa Manufacturing Co. Ltd.	300	4,348
Asahi Co. Ltd.	1,300	10,310
Asahi Group Holdings Ltd.	900	8,588
Asahi Intecc Co. Ltd.	10,200	240,861
Asahi Kasei Corp.	70,300	788,561
Asia Pile Holdings Corp.	4,600	46,144
Asics Corp.	22,400	680,466
ASKUL Corp.	1,100	8,096
Astellas Pharma, Inc.	88,400	1,259,159
Atrae, Inc.	100	432
Aucnet, Inc.	2,000	17,156
Autobacs Seven Co. Ltd.	8,200	76,574
Avant Group Corp.	400	2,785
Avex, Inc.	1,800	13,613
Azbil Corp.(1)	400	4,174
AZ-COM MARUWA Holdings, Inc.	1,500	7,501
Bandai Namco Holdings, Inc.	8,800	200,755

Base Co. Ltd.	100	1,944
BayCurrent, Inc.	2,400	84,890
Bell System24 Holdings, Inc.	2,000	17,855
Belluna Co. Ltd.	1,700	9,876
Bic Camera, Inc.	6,600	73,687
BIPROGY, Inc.	1,900	54,672
B-Lot Co. Ltd.	1,100	9,775
BML, Inc.	2,000	43,744
Bookoff Group Holdings Ltd.	1,000	12,599
Bridgestone Corp.	22,200	477,826
Broadleaf Co. Ltd.	3,900	22,937
Brother Industries Ltd.	11,800	277,628
Business Engineering Corp.	1,500	9,894
Canon Marketing Japan, Inc.	3,000	66,992
Capcom Co. Ltd.	4,600	87,093
Carlit Co. Ltd.	2,200	33,689
Celsys, Inc.(1)	300	3,037
Central Automotive Products Ltd.	2,100	27,582
Charm Care Corp. KK	1,400	12,216
Chiba Bank Ltd.	9,100	133,046
Chori Co. Ltd.	700	18,004
Chugai Pharmaceutical Co. Ltd.	12,700	628,096
Chugai Ro Co. Ltd.	400	10,793
Citizen Watch Co. Ltd.	18,400	267,523
Coca-Cola Bottlers Japan Holdings, Inc.	7,600	168,660
COLOPL, Inc.	3,700	9,266
Computer Engineering & Consulting Ltd.	1,700	21,763
Comture Corp.	100	838
Cover Corp.(1)(2)	2,200	22,105
Credit Saison Co. Ltd.	8,900	228,818
Creek & River Co. Ltd.	100	799
Cresco Ltd.	2,300	22,046
Cross Cat Co. Ltd.	100	577
CyberAgent, Inc.	19,700	159,901
Cybozu, Inc.(1)	600	9,621
Daifuku Co. Ltd.	8,800	402,275
Daihatsu Infinearth Mfg Co. Ltd.	800	14,868
Daiichi Jitsugyo Co. Ltd.	300	5,865
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	35,904
Daiichi Life Group, Inc.	139,600	1,426,492
Daiichi Sankyo Co. Ltd.	22,000	370,272
Daiichikosho Co. Ltd.	8,100	82,971
Daikin Industries Ltd.	1,700	244,742
Daiseki Co. Ltd.	1,800	45,608
Daishinku Corp.	8,200	52,407
Daito Trust Construction Co. Ltd.	6,600	131,102
Daitron Co. Ltd.	1,800	40,295
Daiwa House Industry Co. Ltd.	17,600	478,620
Daiwa Securities Group, Inc.	31,000	291,809
Daiwabo Holdings Co. Ltd.	8,200	176,104
DCM Holdings Co. Ltd.	8,200	75,222
DeNA Co. Ltd.(1)	6,900	115,399
Densan System Holdings Co. Ltd.	800	15,277
Denso Corp.	22,100	262,933
Dentsu Group, Inc.(1)	7,900	148,886

Dentsu Soken, Inc.	600	7,936
Dexerials Corp.	19,400	490,888
Digital Arts, Inc.	400	10,013
Digital Hearts Holdings Co. Ltd.	100	467
Digital Information Technologies Corp.	200	1,086
Dip Corp.(1)	1,700	18,688
Disco Corp.	600	244,821
Doshisha Co. Ltd.	2,500	46,445
Double Standard, Inc.	100	753
DTS Corp.	9,500	59,549
Duskin Co. Ltd.	300	7,559
Ebara Corp.	30,600	1,088,083
EDION Corp.	8,200	121,968
Eisai Co. Ltd.	1,100	27,349
Eizo Corp.	2,700	44,698
Elan Corp.	100	434
Elecom Co. Ltd.	3,900	41,639
Endo Lighting Corp.	700	11,186
Enplas Corp.	600	45,419
Envipro Holdings, Inc.	100	504
ESPEC Corp.	700	17,417
F&M Co. Ltd.	100	1,581
FANUC Corp.	1,000	49,132
Fast Retailing Co. Ltd.	1,700	881,002
FCC Co. Ltd.	2,600	56,741
FFRI Security, Inc.	300	11,059
Fintech Global, Inc.	19,000	15,403
First Bank of Toyama Ltd.	4,700	73,853
Fixstars Corp.(1)	900	15,351
Foster Electric Co. Ltd.	1,400	25,055
FP Corp.	2,800	42,008
Freebit Co. Ltd.	1,000	8,994
Fuji Electric Co. Ltd.	8,200	795,798
Fuji Media Holdings, Inc.	2,100	49,718
Fuji Seal International, Inc.	4,000	66,352
Fujibo Holdings, Inc.	2,700	67,505
FUJIFILM Holdings Corp.	8,800	182,947
Fujikura Composites, Inc.	900	13,966
Fujikura Kasei Co. Ltd.	2,500	16,091
Fujitsu Ltd.	22,500	479,252
Fukui Computer Holdings, Inc.	200	3,892
Fukuyama Transporting Co. Ltd.	700	30,174
FULLCAST Holdings Co. Ltd.	300	2,904
Funai Soken Holdings, Inc.	2,000	13,505
Furuno Electric Co. Ltd.(1)	1,400	52,766
Futaba Industrial Co. Ltd.	8,300	52,905
Future Corp.	1,600	16,021
Fuyo General Lease Co. Ltd.	4,000	105,280
G-7 Holdings, Inc.	300	2,595
GA Technologies Co. Ltd.	1,100	10,771
Gakken Holdings Co. Ltd.	600	3,616
Gakujo Co. Ltd.	100	1,003
Genky DrugStores Co. Ltd.(1)	1,700	35,944
Geo Holdings Corp.	800	10,653
giftee, Inc.	2,300	16,568

GLOBERIDE, Inc.	1,400	23,007
Glory Ltd.	8,000	204,873
GMO Payment Gateway, Inc.(1)	1,000	55,097
Goldwin, Inc.	1,200	15,886
Greens Co. Ltd.	700	8,962
GS Yuasa Corp.(1)	7,100	292,035
G-Tekt Corp.	1,000	13,887
Gun-Ei Chemical Industry Co. Ltd.	400	11,281
Gunze Ltd.	2,100	49,093
H.U. Group Holdings, Inc.	8,200	160,408
H2O Retailing Corp.	9,600	150,476
Hachijuni Nagano Bank Ltd.	18,100	264,304
Hakuhodo DY Holdings, Inc.	14,000	98,287
Hamakyorex Co. Ltd.	2,300	27,349
Hanwa Co. Ltd.	3,500	41,604
Happinet Corp.	2,800	48,768
Haseko Corp.	10,200	173,583
Hioki EE Corp.	900	68,852
Hirose Electric Co. Ltd.	500	88,454
Hitachi Construction Machinery Co. Ltd.	8,200	267,087
Hitachi Ltd.	3,800	123,004
Hochiki Corp.	5,100	63,202
Hokko Chemical Industry Co. Ltd.	1,800	20,134
Honda Motor Co. Ltd., ADR	25,042	675,884
H-One Co. Ltd.	1,400	15,712
Honeys Holdings Co. Ltd.	100	897
Horiba Ltd.	1,000	164,610
Hosiden Corp.	4,800	81,876
Hotland Holdings Co. Ltd.	100	1,004
Hoya Corp.	1,400	237,758
HS Holdings Co. Ltd.	8,200	57,761
Hulic Co. Ltd.	21,000	223,985
Ibiden Co. Ltd.	15,300	2,199,653
Ichigo, Inc.	9,100	25,746
Idec Corp.	500	10,876
IHI Corp.(1)	7,000	121,635
Iida Group Holdings Co. Ltd.	5,900	78,903
I'll, Inc.	100	1,605
i-mobile Co. Ltd.	300	906
IMV Corp.	1,000	16,068
Inaba Denki Sangyo Co. Ltd.	2,400	41,868
Inabata & Co. Ltd.	1,500	36,024
Ines Corp.	200	2,629
Innotech Corp.	1,500	39,528
Insource Co. Ltd.	400	1,536
Internet Initiative Japan, Inc.	3,800	73,952
Inui Global Logistics Co. Ltd.(1)	200	2,030
IPS, Inc.(1)	700	18,443
Iriso Electronics Co. Ltd.	1,500	30,338
Isetan Mitsukoshi Holdings Ltd.	11,000	234,463
ITmedia, Inc.	100	733
Itoki Corp.	1,800	28,977
IwaiCosmo Holdings, Inc.	2,200	53,459
Izumi Co. Ltd.	2,700	15,197
J Front Retailing Co. Ltd.	19,600	267,329

JAC Recruitment Co. Ltd.	800	4,256
Jaccs Co. Ltd.	1,200	26,293
Japan Airport Terminal Co. Ltd.	2,400	72,759
Japan Aviation Electronics Industry Ltd.	8,200	129,966
Japan Business Systems, Inc.(1)	1,000	10,608
Japan Electronic Materials Corp.	1,400	67,854
Japan Engine Corp.	200	10,828
Japan Exchange Group, Inc.	24,200	295,633
Japan Lifeline Co. Ltd.	9,000	74,979
Japan Material Co. Ltd.	1,800	23,143
Japan Post Bank Co. Ltd.	24,100	464,436
Japan Post Holdings Co. Ltd.	52,200	676,993
Japan Post Insurance Co. Ltd.	26,600	238,563
Japan Pulp & Paper Co. Ltd.	8,400	61,311
Japan System Techniques Co. Ltd.	1,100	11,486
Japan Wool Textile Co. Ltd.	3,500	38,548
JBCC Holdings, Inc.	2,400	17,909
Jeol Ltd.	3,500	156,266
JINS Holdings, Inc.	500	25,923
JINUSHI Co. Ltd.	100	1,815
J-Lease Co. Ltd.	200	1,662
J-Oil Mills, Inc.	1,600	19,846
Joshin Corp.	1,800	34,686
Joyful Honda Co. Ltd.	4,000	56,063
JP-Holdings, Inc.	5,800	22,151
JSB Co. Ltd.	600	25,212
JTEKT Corp.	20,600	279,946
Justsystems Corp.	700	17,972
JVCKenwood Corp.	18,500	129,075
Kaga Electronics Co. Ltd.	3,200	88,889
Kakaku.com, Inc.	8,300	174,124
Kamigumi Co. Ltd.	900	26,783
Kanamoto Co. Ltd.	2,000	62,434
Kanematsu Corp.	16,100	217,949
Kanro, Inc.	2,900	20,042
Kao Corp.(1)	8,200	314,037
KDDI Corp.	66,400	1,141,445
Keihanshin Building Co. Ltd.	2,100	27,929
KEIWA, Inc.	1,300	10,459
Keyence Corp.	200	100,507
KH Neochem Co. Ltd.	2,000	34,828
Kibun Foods, Inc.	1,500	9,753
Kirin Holdings Co. Ltd.	14,500	246,775
Kitz Corp.	8,300	116,466
Koa Corp.	1,500	26,062
Kohnan Shoji Co. Ltd.	1,600	40,900
Kohoku Kogyo Co. Ltd.	500	18,630
Koito Manufacturing Co. Ltd.	8,700	152,684
Kojima Co. Ltd.(1)	1,600	13,937
Komatsu Ltd.	24,100	984,188
Komatsu Wall Industry Co. Ltd.	700	10,819
KOMEDA Holdings Co. Ltd.	200	3,543
Komeri Co. Ltd.	1,900	41,313
Konica Minolta, Inc.	42,500	162,527
Konoike Transport Co. Ltd.	1,700	29,014

Konoshima Chemical Co. Ltd.	1,000	12,107
KRS Corp.	700	13,962
K's Holdings Corp.	8,600	113,295
Kubota Corp.	30,200	536,578
Kureha Corp.	1,100	26,959
Kurita Water Industries Ltd.	4,400	241,608
Kusuri No. Aoki Holdings Co. Ltd.(1)	1,200	26,146
Kyocera Corp.	36,200	791,514
Kyowa Kirin Co. Ltd.	1,300	20,429
Kyushu Railway Co.	400	8,840
Lacto Japan Co. Ltd.	600	12,068
Lasertec Corp.(1)	3,000	758,532
Leopalace21 Corp.	10,800	42,224
LIFULL Co. Ltd.	8,200	9,980
Link & Motivation, Inc.	100	354
Lintec Corp.	3,400	122,600
Lion Corp.	8,300	84,316
Lixil Corp.	12,600	133,280
LY Corp.	8,400	21,813
M3, Inc.	1,000	8,923
Mabuchi Motor Co. Ltd.	16,100	156,724
Macbee Planet, Inc.	400	2,890
Macnica Holdings, Inc.	12,100	236,263
Maeda Kosen Co. Ltd.	1,000	11,511
Maezawa Industries, Inc.(2)	800	8,514
Mani, Inc.	4,000	43,974
MarkLines Co. Ltd.	100	821
Marubun Corp.	2,200	23,755
Marui Group Co. Ltd.	13,400	229,653
Maruwa Co. Ltd.	200	93,326
Maruzen Showa Unyu Co. Ltd.	500	24,071
Matsuda Sangyo Co. Ltd.	600	24,332
MatsukiyoCocokara & Co.	10,100	144,166
Maxell Ltd.	8,200	100,043
Medipal Holdings Corp.	12,000	206,951
Meidensha Corp.	1,100	69,446
MEIJI Holdings Co. Ltd.	11,000	259,708
Meiko Electronics Co. Ltd.	2,100	507,345
MEITEC Group Holdings, Inc.	2,300	43,544
Meito Co. Ltd.	900	16,946
Meiwa Corp.	300	1,657
Menicon Co. Ltd.(1)	7,600	77,366
Mercari, Inc.(2)	2,700	71,762
Micronics Japan Co. Ltd.	8,200	756,792
MIMAKI ENGINEERING Co. Ltd.	900	10,335
Minebea Mitsumi, Inc.	9,600	274,957
Miraini Holdings Co. Ltd.	1,200	14,557
Mirarth Holdings, Inc.	11,500	29,870
Mitsuba Corp.	2,700	22,916
Mitsubishi Electric Corp.	19,600	796,800
Mitsubishi Estate Co. Ltd.	21,200	535,676
Mitsubishi Gas Chemical Co., Inc.	3,000	104,188
Mitsubishi HC Capital, Inc.(1)	53,100	434,174
Mitsubishi Heavy Industries Ltd.	58,800	1,389,959
Mitsubishi Logistics Corp.	10,700	100,822

Mitsubishi Motors Corp.(1)	7,100	16,550
Mitsubishi Research Institute, Inc.	500	14,229
Mitsubishi Steel Manufacturing Co. Ltd.	1,200	16,248
Mitsubishi UFJ Financial Group, Inc., ADR(1)	108,446	2,029,025
Mitsui Chemicals, Inc.	22,400	306,224
Mitsui Fudosan Co. Ltd.	58,700	561,897
Mitsui-Soko Holdings Co. Ltd.	8,800	212,733
MIXI, Inc.	100	1,659
Miyaji Engineering Group, Inc.	1,100	10,258
Mizuho Financial Group, Inc., ADR(1)	191,914	1,721,469
Mizuno Corp.	900	18,519
Monex Group, Inc.	10,500	42,816
MonotaRO Co. Ltd.(1)	8,100	95,734
Morinaga & Co. Ltd.	4,900	76,532
Morinaga Milk Industry Co. Ltd.	5,200	158,593
Moriya Transportation Engineering & Manufacturing Co. Ltd.(1)	600	7,889
MS&AD Insurance Group Holdings, Inc.	31,500	842,969
MTG Co. Ltd.	300	14,122
m-up Holdings, Inc.	200	790
Murata Manufacturing Co. Ltd.	19,300	1,215,604
Musashi Seimitsu Industry Co. Ltd.	1,300	77,155
Nagano Keiki Co. Ltd.	1,200	24,720
Nagase & Co. Ltd.	32,700	230,786
Nakanishi, Inc.	1,700	32,538
NEC Capital Solutions Ltd.	600	14,958
NEC Corp.	39,100	1,013,468
Net Protections Holdings, Inc.(2)	5,900	13,261
Nexon Co. Ltd.	500	7,029
NGK Corp.	12,900	510,927
NHK Spring Co. Ltd.	9,400	211,501
Nichicon Corp.	8,000	189,029
NIDEC Corp.	800	14,029
Nifco, Inc.	8,200	232,632
Nihon Dempa Kogyo Co. Ltd.	2,300	46,135
Nihon Dengi Co. Ltd.	2,000	30,729
Nihon House Holdings Co. Ltd.	200	366
Nihon Kohden Corp.	6,000	54,459
Nihon M&A Center Holdings, Inc.	7,400	30,319
Nihon Seiko Co. Ltd.	800	8,087
Nihon Yamamura Glass Co. Ltd.	800	12,834
Nikon Corp.	8,200	94,974
Nintendo Co. Ltd.	1,800	80,548
Nippon Carbide Industries Co., Inc.	800	16,109
NIPPON EXPRESS HOLDINGS, Inc.	12,900	425,654
Nippon Parking Development Co. Ltd.	13,300	20,455
Nippon Seiki Co. Ltd.	3,800	63,453
Nippon Shinyaku Co. Ltd.	6,200	163,372
Nippon Soda Co. Ltd.	3,000	68,567
Nippon Television Holdings, Inc.	2,100	37,424
Nipro Corp.	13,500	145,787
Nishikawa Rubber Co. Ltd.	900	17,510
Nishio Holdings Co. Ltd.	1,000	24,097
Nissan Chemical Corp.	7,000	329,638
Nissan Motor Co. Ltd.(1)(2)	142,100	353,623
Nissha Co. Ltd.	8,200	84,079

Nisshin Group Holdings Co. Ltd.	2,200	8,865
Nissin Foods Holdings Co. Ltd.(1)	4,200	70,409
Niterra Co. Ltd.(1)	9,800	624,907
Nitori Holdings Co. Ltd.(1)	9,400	154,373
Nitta Corp.	600	22,087
Nitto Boseki Co. Ltd.	700	99,642
Nitto Denko Corp.	22,600	423,520
Nohmi Bosai Ltd.	200	6,191
Nojima Corp.	23,100	208,128
NOK Corp.	1,800	32,578
Noritsu Koki Co. Ltd.	2,900	38,677
Noritz Corp.(1)	1,800	25,678
NPR-RIKEN Corp.	1,600	38,874
NS Solutions Corp.	1,000	21,873
NSD Co. Ltd.	1,200	19,195
NSK Ltd.	20,000	156,782
NTT, Inc.	670,000	628,613
Oat Agrio Co. Ltd.	700	11,702
Obic Co. Ltd.	500	12,598
Oji Holdings Corp.	18,900	92,784
Okamoto Machine Tool Works Ltd.	100	3,416
Oki Electric Industry Co. Ltd.	9,800	218,552
Okura Industrial Co. Ltd.	400	12,295
Olympus Corp.	38,000	425,742
Omron Corp.	400	14,500
Ono Pharmaceutical Co. Ltd.	22,700	340,618
Onward Holdings Co. Ltd.	3,500	15,967
Open House Group Co. Ltd.	2,500	135,563
Open Up Group, Inc.	100	1,163
Optex Group Co. Ltd.	2,800	74,819
Oracle Corp.	500	27,118
Orient Corp.	8,300	46,389
Oriental Land Co. Ltd.	500	7,190
ORIX Corp., ADR	41,318	1,612,228
Osaki Electric Co. Ltd.	2,900	30,095
Otsuka Corp.	8,400	152,677
Otsuka Holdings Co. Ltd.	8,000	587,760
Oyo Corp.	100	1,801
Pack Corp.	2,600	21,126
PAL GROUP Holdings Co. Ltd.	2,400	20,834
PALTAC Corp.	200	8,321
Pan Pacific International Holdings Corp.	35,100	192,843
Park24 Co. Ltd.	8,200	95,498
Pasona Group, Inc.	200	2,025
Persol Holdings Co. Ltd.	54,400	82,767
PIA Corp.	1,000	16,777
Pigeon Corp.(1)	4,400	51,551
Pilot Corp.	1,300	40,588
Piolax, Inc.	200	1,993
Plus Alpha Consulting Co. Ltd.	1,800	29,602
Port, Inc.	800	10,862
Premium Group Co. Ltd.	1,900	24,171
Prestige International, Inc.	8,200	32,277
Pro-Ship, Inc.	1,000	10,085
PS Construction Co. Ltd.	1,100	15,092

Qol Holdings Co. Ltd.	1,000	11,597
Quick Co. Ltd.	300	1,415
Raccoon Holdings, Inc.	100	407
Rakus Co. Ltd.(1)	600	3,805
Rakuten Group, Inc.(2)	10,400	48,615
Rasa Industries Ltd.	3,500	43,121
Recruit Holdings Co. Ltd.	11,600	775,699
Relo Group, Inc.	2,300	26,585
Renesas Electronics Corp.	8,200	228,269
Rengo Co. Ltd.	18,900	173,098
Resona Holdings, Inc.	70,800	903,788
Ricoh Co. Ltd.	22,200	203,078
Ricoh Leasing Co. Ltd.	1,400	53,104
Rinnai Corp.	3,400	72,370
Rion Co. Ltd.	100	2,216
Riso Kyoiku Group Corp.	8,200	9,831
RYODEN Corp.	100	2,380
Ryohin Keikaku Co. Ltd.	22,300	544,652
Ryoyo Ryosan Holdings, Inc.(1)	600	10,835
Sakai Moving Service Co. Ltd.	800	14,366
Sakura Internet, Inc.	500	9,499
Samco, Inc.	300	18,910
Sangetsu Corp.	1,700	30,922
Sanko Gosei Ltd.	1,800	9,007
Sankyu, Inc.	1,800	101,425
Sanrio Co. Ltd.(1)	20,700	111,308
Sansan, Inc.	1,400	14,814
Sansei Technologies, Inc.	700	12,022
Sanshin Electronics Co. Ltd.	600	10,591
Santec Holdings Corp.	700	109,529
Santen Pharmaceutical Co. Ltd.	14,000	168,173
Sanwa Holdings Corp.	9,300	212,086
Sato Corp.	1,500	20,714
SBI Holdings, Inc.	27,000	493,962
SBS Holdings, Inc.	500	15,344
SCREEN Holdings Co. Ltd.(1)	2,000	139,514
Scroll Corp.	200	2,072
Secom Co. Ltd.	1,400	55,810
Seika Corp.	1,200	24,287
Seiko Epson Corp.	9,600	176,573
Seiko Group Corp.	5,600	248,127
Seino Holdings Co. Ltd.	8,700	148,728
Seiren Co. Ltd.	1,300	26,898
Sekisui Chemical Co. Ltd.	9,600	138,054
Sekisui House Ltd.	8,200	172,163
Senko Group Holdings Co. Ltd.	10,400	124,459
Seria Co. Ltd.	500	11,886
SG Holdings Co. Ltd.(1)	10,000	90,906
Sharingtechnology, Inc.	2,800	17,363
Sharp Corp.(2)	4,600	17,964
Shibaura Mechatronics Corp.	4,500	145,995
SHIFT, Inc.(1)(2)	5,100	22,651
Shimadzu Corp.	700	16,584
Shimamura Co. Ltd.	2,400	49,609
Shimano, Inc.	200	20,700

Shin Nippon Air Technologies Co. Ltd.	1,100	23,613
Shindengen Electric Manufacturing Co. Ltd.	1,000	22,467
Shin-Etsu Polymer Co. Ltd.	3,100	44,117
Shinsho Corp.	300	4,613
Shionogi & Co. Ltd.	9,800	184,317
Ship Healthcare Holdings, Inc.	8,200	107,418
Shiseido Co. Ltd.(1)	600	10,579
Shizuoka Financial Group, Inc.	17,500	315,788
SIGMAXYZ Holdings, Inc.	2,400	8,365
Siix Corp.	4,200	36,851
SK-Electronics Co. Ltd.	600	11,981
SKY Perfect JSAT Corp.	11,400	319,426
Skylark Holdings Co. Ltd.(1)	8,200	144,666
Socionext, Inc.(1)	1,500	24,782
SoftBank Corp.	483,700	653,510
SoftBank Group Corp.	78,100	3,673,985
Softcreate Holdings Corp.	200	2,038
Soken Chemical & Engineering Co. Ltd.	2,000	43,189
Sompo Holdings, Inc.	31,600	1,167,689
Sony Financial Group, Inc., ADR	10,639	45,960
Sony Group Corp., ADR	42,742	921,945
Sparx Group Co. Ltd.	1,600	21,353
S-Pool, Inc.	8,200	12,221
Square Enix Holdings Co. Ltd.	5,000	80,306
SRA Holdings	1,000	28,419
SRS Holdings Co. Ltd.	3,000	22,023
Stanley Electric Co. Ltd.	8,900	198,430
Studio Alice Co. Ltd.	100	1,119
Subaru Corp.	30,800	467,432
Sugi Holdings Co. Ltd.	6,000	103,800
Sumida Corp.	3,200	29,578
Sumitomo Electric Industries Ltd.	31,600	2,437,330
Sumitomo Forestry Co. Ltd.(1)	12,900	105,719
Sumitomo Mitsui Financial Group, Inc., ADR(1)	73,743	1,620,134
Sumitomo Mitsui Trust Group, Inc.	22,900	788,843
Sumitomo Realty & Development Co. Ltd.	18,800	438,478
Sumitomo Rubber Industries Ltd.	12,800	167,100
Sumitomo Warehouse Co. Ltd.	700	17,175
Suncall Corp.(1)	2,200	23,496
Sundrug Co. Ltd.	1,000	22,763
Suntory Beverage & Food Ltd.(1)	5,200	140,462
Sun-Wa Technos Corp.(1)	1,300	31,423
Suzuken Co. Ltd.	1,800	59,868
Suzuki Co. Ltd.	1,300	27,975
Suzuki Motor Corp.	44,000	544,899
Sysmex Corp.	21,900	191,500
System Support Holdings, Inc.	1,000	6,232
Systena Corp.	9,400	24,638
Syuppin Co. Ltd.	2,600	17,353
T RAD Co. Ltd.	300	27,991
T&D Holdings, Inc.	8,100	213,059
Tachibana Eletech Co. Ltd.	700	14,059
Taiyo Yuden Co. Ltd.	8,800	816,523
Takara & Co. Ltd.	200	3,757
Takashimaya Co. Ltd.	23,000	287,639

Takeda Pharmaceutical Co. Ltd., ADR	15,614	249,199
Tamron Co. Ltd.	19,200	126,950
Tazmo Co. Ltd.	800	18,536
TBS Holdings, Inc.	1,500	54,685
TDK Corp.	53,000	1,372,822
TechMatrix Corp.	2,600	29,689
Teijin Ltd.	16,500	170,780
Tera Probe, Inc.	400	28,424
Terasaki Electric Co. Ltd.(1)	400	8,403
Terumo Corp.	1,000	15,037
Tess Holdings Co. Ltd.	4,100	27,257
TIS, Inc.	8,300	176,884
TKC Corp.	200	4,310
TOA ROAD Corp.	2,000	19,019
TOBISHIMA HOLDINGS, Inc.	900	11,130
TOC Co. Ltd.	1,900	12,372
Tocalo Co. Ltd.	1,900	37,171
Toho Co. Ltd.	16,000	123,365
Toho Co. Ltd.	2,400	19,943
Tokai Corp.	1,800	26,772
Tokio Marine Holdings, Inc.	49,500	2,198,115
Tokyo Century Corp.(1)	10,100	149,684
Tokyo Electron Device Ltd.	2,300	58,216
Tokyo Electron Ltd.	7,800	2,615,921
Tokyo Metro Co. Ltd.	1,900	17,442
Tokyo Rope Manufacturing Co. Ltd.	1,300	14,899
Tokyo Seimitsu Co. Ltd.	1,400	152,535
Tokyo Tatemono Co. Ltd.	11,300	231,738
Tokyo Tekko Co. Ltd.(1)	2,400	27,993
Tokyu Fudosan Holdings Corp.	34,300	283,649
Toli Corp.	2,600	10,075
Tomen Devices Corp.(1)	500	43,861
Tomoku Co. Ltd.	1,100	27,434
Tomy Co. Ltd.	8,500	168,454
TOPPAN Holdings, Inc.	900	25,790
Toray Industries, Inc.(1)	62,700	468,731
Torex Semiconductor Ltd.	100	1,766
Toshiba TEC Corp.	1,100	21,739
Totech Corp.	1,200	28,142
TOTO Ltd.	7,900	379,961
Towa Corp.(1)	2,700	50,989
Toyo Seikan Group Holdings Ltd.	9,100	222,389
Toyo Tire Corp.	10,300	244,935
Toyobo Co. Ltd.	8,200	92,991
Toyoda Gosei Co. Ltd.	8,100	245,386
Toyota Boshoku Corp.	6,600	94,766
Toyota Motor Corp., ADR(1)	13,287	2,523,866
Transaction Co. Ltd.	2,600	21,092
Transcosmos, Inc.	600	14,658
TRE Holdings Corp.(1)	1,800	18,653
Treasure Factory Co. Ltd.	800	9,340
Trend Micro, Inc.	2,000	75,799
Tri Chemical Laboratories, Inc.	2,300	54,370
Trusco Nakayama Corp.	1,700	23,678
TS Tech Co. Ltd.	8,200	93,063

TSI Holdings Co. Ltd.	7,700	56,845
Tsukuba Bank Ltd.(1)	8,200	31,480
Tsuruha Holdings, Inc.	18,075	223,642
Tsuzuki Denki Co. Ltd.	700	17,999
TV Asahi Holdings Corp.	1,500	29,506
Tv Tokyo Holdings Corp.	100	2,366
Uchida Yoko Co. Ltd.	4,000	50,876
Ulvac, Inc.	700	41,772
Unicharm Corp.(1)	30,400	180,899
Unipres Corp.	8,200	66,705
United Arrows Ltd.	600	9,399
Unitika Ltd.(2)	7,900	69,939
Ushio, Inc.	1,300	33,890
USS Co. Ltd.	19,400	214,523
UT Group Co. Ltd.	10,800	12,146
V Technology Co. Ltd.	500	17,947
Valqua Ltd.(1)	300	15,428
Vector, Inc.	2,100	18,539
Vital KSK Holdings, Inc.	2,400	24,729
VT Holdings Co. Ltd.	7,600	21,132
Wacom Co. Ltd.	10,600	56,417
Wakita & Co. Ltd.	1,100	11,663
West Japan Railway Co.	10,600	174,834
Will Group, Inc.	100	647
Workman Co. Ltd.	600	30,060
World Co. Ltd.	6,100	57,023
Xebio Holdings Co. Ltd.	100	664
YAMABIKO Corp.	1,200	29,417
Yamada Holdings Co. Ltd.	30,900	121,262
Yamae Group Holdings Co. Ltd.	1,500	27,749
Yamaguchi Financial Group, Inc.	8,500	146,132
Yamaha Corp.	15,700	113,886
Yamaha Motor Co. Ltd.(1)	49,400	406,523
Yamaichi Electronics Co. Ltd.	2,300	125,684
Yamami Co.	300	8,642
Yamatane Corp.(1)	1,000	12,399
Yamato Holdings Co. Ltd.	2,900	33,084
Yashima Denki Co. Ltd.	2,000	35,650
Yaskawa Electric Corp.(1)	1,900	85,669
Yellow Hat Ltd.	2,100	21,811
Yokogawa Electric Corp.	1,000	31,389
Yokohama Financial Group, Inc.	13,100	133,500
Yokohama Rubber Co. Ltd.	9,600	432,756
Yokorei Co. Ltd.	4,800	78,229
Yokowo Co. Ltd.	1,800	58,867
Yonex Co. Ltd.	2,200	32,599
Yuasa Co. Ltd.	400	14,232
Yushiro, Inc.	700	14,570
Zenkoku Hosho Co. Ltd.	2,900	54,066
Zenrin Co. Ltd.	3,700	20,822
ZIGExN Co. Ltd.(1)	600	1,480
ZOZO, Inc.	2,700	16,834
		104,074,216
Netherlands — 4.3%
Aalberts NV	4,192	191,252

ABN AMRO Bank NV, CVA	25,654	1,019,524
Acomo NV	999	27,633
Adyen NV(2)	473	518,109
Aegon Ltd.	48,986	411,972
AerCap Holdings NV	6,335	883,036
Akzo Nobel NV	5,865	445,125
Alfen NV(1)(2)	2,001	38,932
Allfunds Group PLC	3,110	31,061
Arcadis NV	1,091	44,531
ASM International NV	877	915,075
ASML Holding NV, NY Shares	3,202	5,164,057
ASR Nederland NV	9,455	707,786
BE Semiconductor Industries NV	895	296,340
Brunel International NV	127	1,060
Coca-Cola Europacific Partners PLC	5,004	453,813
Constellium SE(2)	10,847	371,618
Corbion NV	4,106	96,329
DSM-Firmenich AG	1,856	155,962
Ferrari Group PLC	1,913	18,494
Flow Traders Ltd.(2)	1,240	35,910
ForFarmers NV	4,095	30,696
Heineken Holding NV	226	16,297
Heineken NV	2,195	171,418
IMCD NV(1)	242	24,923
ING Groep NV, ADR	70,692	2,187,210
InPost SA(2)	11,107	199,105
Kendrion NV	1,244	30,993
Koninklijke Ahold Delhaize NV	33,933	1,429,839
Koninklijke BAM Groep NV	14,976	193,976
Koninklijke Heijmans NV, CVA	2,116	261,553
Koninklijke KPN NV	140,879	733,845
Koninklijke Philips NV, NY Shares	10,519	277,596
Magnum Ice Cream Co. NV(2)	3,116	50,479
NN Group NV	13,753	1,148,049
Pharming Group NV(2)	15,007	20,152
PostNL NV(1)	16,887	19,806
Prosus NV(2)	5,832	265,237
Randstad NV(1)	1,337	40,991
SIF Holding NV(2)	1,443	11,116
Signify NV	34	823
TKH Group NV, CVA	1,960	105,156
Universal Music Group NV	22,947	515,067
Van Lanschot Kempen NV, CVA	1,337	103,733
Wolters Kluwer NV	5,335	379,300
		20,044,979
New Zealand — 0.2%
Auckland International Airport Ltd.	23,758	117,643
Chorus Ltd.	17,418	101,571
EBOS Group Ltd.	1,547	18,077
Eroad Ltd.(2)	15,187	9,563
Fisher & Paykel Healthcare Corp. Ltd.	6,864	153,152
Fletcher Building Ltd.(2)	66,328	124,249
Freightways Group Ltd.	3,463	28,168
Infratil Ltd.	7,289	68,595
KMD Brands Ltd.(2)	13,767	685

Mercury NZ Ltd.	15,919	66,385
Meridian Energy Ltd.	20,168	70,797
Spark New Zealand Ltd.	66,217	77,761
TOWER Ltd.	10,070	11,479
		848,125
Norway — 0.8%
2020 Bulkers Ltd.	1,099	501
Aker ASA, A Shares	682	91,942
Atea ASA(2)	1,426	25,618
B2 Impact ASA	24,198	58,202
Bakkafrost P	112	5,545
Borregaard ASA	2,443	37,728
Bouvet ASA	2,627	13,545
DNB Bank ASA	17,311	538,344
Elopak ASA	11,972	43,441
Europris ASA	5,110	51,143
Gjensidige Forsikring ASA	2,175	59,998
Kid ASA	2,772	38,366
Kitron ASA	10,872	134,276
Kongsberg Automotive ASA(2)	119,402	27,453
Leroy Seafood Group ASA	6,418	30,340
Mowi ASA	6,018	132,597
Norbit ASA	1,208	24,406
Nordic Semiconductor ASA(2)	3,359	72,622
Norsk Hydro ASA	46,259	565,737
Norske Skog ASA(2)	3,920	18,769
OKEA ASA(2)	4,377	17,676
Orkla ASA	6,204	65,384
Pareto Bank ASA	2,056	15,552
Petronor E&P ASA(2)	216	289
PPI Public Property Invest AB, Class A(2)	4,988	11,302
Protector Forsikring ASA	34	1,678
Salmar ASA	1,210	75,172
SATS ASA(2)	9,100	42,026
Scatec ASA(2)	9,205	102,695
Sea1 offshore, Inc.	40	115
Solstad Offshore ASA	794	5,316
SpareBank 1 Nord Norge	10,303	167,031
Sparebank 1 Oestlandet	3,502	74,846
SpareBank 1 SMN	5,240	108,842
SpareBank 1 Sor-Norge ASA	8,906	184,969
Storebrand ASA	19,881	377,451
Telenor ASA	13,129	214,436
TGS ASA	9,589	156,629
TOMRA Systems ASA	74	776
Veidekke ASA	29	566
Vend Marketplaces ASA, B Shares	3,590	95,001
Wilh Wilhelmsen Holding ASA, Class A	341	25,660
		3,713,985
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	495,262	560,991
Corticeira Amorim SGPS SA	3,348	25,523
CTT-Correios de Portugal SA	668	4,724
EDP Renewables SA	3,233	53,457
EDP Renovaveis SA(2)	28	463

Jeronimo Martins SGPS SA	4,559	96,520
Navigator Co. SA	14,211	56,286
NOS SGPS SA	6,844	42,042
Sonae SGPS SA	46,498	103,263
		943,269
Singapore — 1.5%
Aztech Global Ltd.	11,900	8,852
Capitaland India Trust	30,492	24,126
CapitaLand Investment Ltd.(1)	68,700	136,678
Centurion Accommodation REIT(2)	2,480	2,134
Centurion Corp. Ltd.	24,800	28,971
China Sunsine Chemical Holdings Ltd.	32,900	17,265
City Developments Ltd.	11,900	79,982
ComfortDelGro Corp. Ltd.(1)	218,600	220,794
CSE Global Ltd.	83,500	110,864
DBS Group Holdings Ltd.	42,810	2,108,728
Grab Holdings Ltd., Class A(2)	35,517	125,730
Hafnia Ltd.	6,457	49,846
Hong Fok Corp. Ltd.	32,700	25,499
Hutchison Port Holdings Trust, U Shares	358,200	73,444
iFAST Corp. Ltd.(1)	9,300	66,613
Netlink NBN Trust	86,800	67,661
Oversea-Chinese Banking Corp. Ltd.	65,200	1,196,708
Pan-United Corp. Ltd.	35,900	42,158
Propnex Ltd.(1)	11,400	15,991
Samudera Shipping Line Ltd.	32,900	25,634
SATS Ltd.	45,480	137,238
Sea Ltd., ADR(2)	1,949	176,443
Sheng Siong Group Ltd.	55,300	132,128
Singapore Exchange Ltd.	31,900	546,883
Singapore Telecommunications Ltd.	74,100	252,143
Stamford Land Corp. Ltd.	9,500	3,462
StarHub Ltd.(1)	31,700	25,579
UMS Integration Ltd.(1)	17,474	38,269
United Overseas Bank Ltd.	33,400	984,034
UOL Group Ltd.	20,300	161,471
Venture Corp. Ltd.	11,200	157,961
Wee Hur Holdings Ltd.	54,100	28,438
Yanlord Land Group Ltd.(1)	31,500	17,285
Yoma Strategic Holdings Ltd.(2)	64,000	4,115
		7,093,127
South Africa — 0.0%
Valterra Platinum Ltd.	1,494	123,876
Spain — 3.0%
Acciona SA(1)	1,561	447,801
Acerinox SA	8,952	165,348
Aena SME SA	19,208	557,341
Amadeus IT Group SA(1)	2,163	137,982
Atresmedia Corp. de Medios de Comunicacion SA(1)	3,805	22,887
Banco Bilbao Vizcaya Argentaria SA, ADR	117,387	2,745,682
Banco de Sabadell SA	214,796	726,240
Banco Santander SA, ADR	160,850	2,007,408
Bankinter SA	32,264	542,056
CaixaBank SA	33,614	453,842

Cellnex Telecom SA(1)	2,105	70,439
CIE Automotive SA	113	3,877
Construcciones y Auxiliar de Ferrocarriles SA	1,089	79,315
Corp. ACCIONA Energias Renovables SA	794	21,362
Distribuidora Internacional de Alimentacion SA(2)	221	10,249
eDreams ODIGEO SA(1)(2)	421	2,043
Ence Energia y Celulosa SA(1)(2)	4,744	13,435
Endesa SA	14,862	621,365
Ferrovial NV	12,660	865,927
Fluidra SA	454	9,933
Gestamp Automocion SA	11,682	44,394
Grenergy Renovables SA(2)	1,006	144,399
Grifols SA(1)	3,410	36,915
Iberdrola SA	75,168	1,706,451
Industria de Diseno Textil SA	16,528	1,018,608
Laboratorios Farmaceuticos Rovi SA	426	29,394
Mapfre SA	48,413	226,382
Melia Hotels International SA	7,978	104,223
Neinor Homes SA	1,806	33,487
Prosegur Cash SA	7,217	5,020
Prosegur Cia de Seguridad SA	4,446	13,685
Redeia Corp. SA	21,751	373,148
Sacyr SA	40,104	217,300
Solaria Energia y Medio Ambiente SA(2)	9,226	252,678
Telefonica SA(1)	44,869	205,271
Viscofan SA	1,344	93,028
		14,008,915
Sweden — 3.3%
AcadeMedia AB	1,911	21,227
AddLife AB, B Shares	538	8,664
Addnode Group AB(1)	1,585	8,006
AddTech AB, B Shares	4,997	178,105
Alfa Laval AB	4,132	231,780
Altra Fastigheter AB	6,884	53,850
Ambea AB	1,119	18,190
AQ Group AB	4,225	109,158
Arjo AB, B Shares	8,850	23,574
Asmodee Group AB, Class B(2)	8,411	135,321
Assa Abloy AB, Class B	5,426	194,840
Atlas Copco AB, A Shares	26,479	506,313
Atlas Copco AB, B Shares	15,386	260,447
Atrium Ljungberg AB, B Shares	4,632	15,293
Avanza Bank Holding AB(1)	7,626	285,282
Axfood AB	5,736	163,802
Beijer Ref AB	15,184	210,973
Bilia AB, A Shares	5,126	78,448
Billerud Aktiebolag	13,776	91,301
BioArctic AB	3,715	141,546
BioGaia AB, B Shares	1,974	27,802
Boliden AB	13,143	818,384
Bonava AB, B Shares(2)	4,107	4,133
Boozt AB(1)(2)	4,531	62,320
Bufab AB	7,433	94,343
Byggmax Group AB	6,182	33,284
Camurus AB(1)(2)	550	31,357

Castellum AB(1)	7,631	103,599
Catena AB	1,086	51,237
Cibus Real Estate AB publ	2,306	38,206
Cint Group AB(1)(2)	101	64
Clas Ohlson AB, B Shares	4,337	197,815
Cloetta AB, B Shares	10,717	57,632
Coffee Stain Group AB, Class B(2)	8,262	17,287
Coor Service Management Holding AB	3,895	24,002
Corem Property Group AB, B Shares	10,074	3,020
Dios Fastigheter AB	2,757	20,348
Dynavox Group AB(1)	7,980	70,105
Electrolux AB, B Shares(1)(2)	5,548	17,470
Electrolux Professional AB, B Shares	1,644	8,611
Elekta AB, B Shares	10,947	63,565
Embracer Group AB(1)(2)	8,411	63,918
Engcon AB	1,979	15,145
Epiroc AB, A Shares	15,330	453,514
Epiroc AB, B Shares	8,106	206,957
EQT AB	3,963	136,305
Essity AB, B Shares	17,483	490,343
Fabege AB	8,196	70,708
Fastighets AB Balder, B Shares(1)(2)	16,420	94,053
Fastighetsbolaget Emilshus AB, Class B(2)	203	1,251
G5 Entertainment AB	339	2,498
Getinge AB, B Shares	6,875	140,880
GomSpace Group AB(2)	15,763	35,433
Granges AB	7,984	164,625
H & M Hennes & Mauritz AB, B Shares	20,282	359,859
Hanza AB	2,293	43,848
Haypp Group AB(1)(2)	1,194	19,905
Hemnet Group AB	2,952	31,396
Hexagon AB, B Shares	7,886	72,350
Hexatronic Group AB(1)(2)	10,854	51,609
Hoist Finance AB	2,375	44,596
Holmen AB, B Shares(1)	1,770	58,810
Hufvudstaden AB, A Shares	2,074	28,312
Husqvarna AB, B Shares	2,476	11,621
Industrivarden AB, A Shares	5,886	333,818
Indutrade AB	5,782	120,857
Instalco AB	444	1,855
Investment AB Latour, B Shares	964	20,788
INVISIO AB	1,918	57,938
Inwido AB	2,233	34,924
JM AB	5,766	74,870
Loomis AB	5,078	250,517
Medcap AB(2)	772	42,673
Medicover AB, B Shares	1,161	26,324
MEKO AB	1,018	8,708
Millicom International Cellular SA	3,305	282,115
MIPS AB	685	17,930
Modern Times Group MTG AB, B Shares(2)	325	4,689
Mycronic AB	5,558	179,426
NCAB Group AB	2,779	24,673
NCC AB, B Shares	3,304	69,931
Neobo Fastigheter AB(1)(2)	1,448	2,737

New Wave Group AB, B Shares	4,661	50,152
Nobia AB(2)	5,425	9,334
Nordnet AB publ	8,097	282,676
Norion Bank AB(1)(2)	1,262	7,920
Note AB(2)	2,001	40,814
NP3 Fastigheter AB	1,519	48,173
Octave Intelligence PLC, SDR(2)	788	13,433
Pandox AB	3,518	67,053
Paradox Interactive AB	2,854	39,093
Platzer Fastigheter Holding AB, B Shares	1,358	10,863
RaySearch Laboratories AB	2,885	68,413
Rusta AB	2,915	29,065
Rvrc Holding AB	6,575	41,728
Samhallsbyggnadsbolaget i Norden AB(1)(2)	33,419	12,380
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	2,133	1,682
Sandvik AB	18,410	748,739
Scandic Hotels Group AB	8,057	79,045
Sdiptech AB, Class B(2)	594	15,790
Sectra AB, B Shares	3,189	95,905
Securitas AB, B Shares	4,751	79,288
Sinch AB(2)	21,392	91,591
Skandinaviska Enskilda Banken AB, A Shares(1)	24,598	491,585
Skanska AB, B Shares	62	1,677
SKF AB, B Shares	14,730	386,360
SkiStar AB	4,199	68,223
Spotify Technology SA(2)	950	472,796
Storytel AB	3,692	40,457
Svenska Cellulosa AB SCA, B Shares	17,418	191,599
Svenska Handelsbanken AB, A Shares	37,127	548,012
Sweco AB, B Shares	1,190	17,377
Swedbank AB, A Shares	24,106	890,111
Synsam AB	1,074	6,482
Tele2 AB, B Shares	14,358	269,544
Telefonaktiebolaget LM Ericsson, ADR	58,268	760,980
Telia Co. AB	83,742	448,863
Thule Group AB	1,761	41,542
Truecaller AB, B Shares	11,012	15,808
VBG Group AB, B Shares	671	23,754
Viaplay Group AB, B Shares(1)(2)	571	108
Vitec Software Group AB, B Shares(1)	968	27,367
Volvo Car AB, Class B(2)	22,732	58,701
Wallenstam AB, B Shares	4,641	20,227
Wihlborgs Fastigheter AB	9,325	85,954
Zinzino AB, Class B(2)	1,394	23,586
		15,357,663
Switzerland — 7.4%
ABB Ltd.	12,007	1,283,876
Accelleron Industries AG	4,772	472,743
Adecco Group AG	259	5,481
Alcon AG	7,622	507,148
Allreal Holding AG	428	114,692
ams-OSRAM AG(2)	230	5,929
Ascom Holding AG	2,322	17,960
Autoneum Holding AG	310	47,117
Bachem Holding AG, Class B(1)	1,008	99,123

Banque Cantonale Vaudoise	789	118,725
Basler Kantonalbank	259	31,057
Belimo Holding AG	227	239,604
Bossard Holding AG, Class A	300	65,863
Bucher Industries AG	441	178,461
Calida Holding AG	132	2,899
Cembra Money Bank AG	2,572	312,888
Chocoladefabriken Lindt & Spruengli AG	1	122,206
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate(1)	9	107,230
Cicor Technologies Ltd.(1)(2)	199	40,175
Cie Financiere Richemont SA, Class A	7,306	1,568,736
Clariant AG(2)	11,181	114,588
Daetwyler Holding AG, Bearer Shares	355	71,922
DKSH Holding AG	1,690	133,885
dormakaba Holding AG	2,335	155,356
EFG International AG(2)	7,887	164,304
Flughafen Zurich AG	856	259,529
Forbo Holding AG(1)	92	88,186
Galderma Group AG(2)	329	69,600
Galenica AG	1,341	142,992
Geberit AG	825	540,533
Georg Fischer AG	2,349	129,953
Givaudan SA	16	59,361
Helvetia Baloise Holding AG	2,633	683,248
Hiag Immobilien Holding AG	231	41,709
Huber & Suhner AG	882	300,214
Idorsia Ltd.(1)(2)	521	2,970
Implenia AG	467	36,305
Inficon Holding AG	967	200,996
Interroll Holding AG	31	66,247
Intershop Holding AG	82	18,836
Julius Baer Group Ltd.	8,986	735,107
Kardex Holding AG	128	43,864
Kuehne & Nagel International AG(1)	1,413	325,686
LEM Holding SA(2)	15	9,225
Leonteq AG(1)(2)	426	7,920
Logitech International SA	3,843	467,020
Lonza Group AG	904	577,395
Medacta Group SA	2	366
Medmix AG	1,456	16,862
Mobilezone Holding AG	1,761	33,646
Mobimo Holding AG	330	150,001
Montana Aerospace AG(2)	2	60
Nestle SA	12,660	1,284,534
Newron Pharmaceuticals SpA(1)(2)	30	522
Novartis AG, ADR	25,750	3,866,877
OC Oerlikon Corp. AG Pfaeffikon	5,384	26,221
On Holding AG, Class A(2)	5,949	242,838
Partners Group Holding AG	926	976,995
Peach Property Group AG(2)	344	2,197
PolyPeptide Group AG(2)	1,548	74,932
PSP Swiss Property AG	1,914	364,574
Roche Holding AG	11,705	4,924,880
Roche Holding AG, Bearer Shares	533	229,236
Sandoz Group AG	2,404	202,149

Schindler Holding AG	440	144,013
Schindler Holding AG, Bearer Participation Certificate	754	253,829
SGS SA	2,454	278,910
Siegfried Holding AG(2)	1,674	175,337
SIG Group AG(2)	47	725
Sika AG	3,509	684,898
SKAN Group AG	2	127
Softwareone Holding AG(2)	2,746	29,352
Sonova Holding AG	235	62,033
Straumann Holding AG	2,068	249,909
Sulzer AG(1)	2	378
Swatch Group AG	1,366	74,325
Swatch Group AG, Bearer Shares	767	212,333
Swiss Life Holding AG	963	1,045,497
Swiss Prime Site AG	2,973	498,357
Swiss Re AG	8,326	1,247,538
Swisscom AG	872	746,381
Swissquote Group Holding SA	5,210	262,868
Tecan Group AG	365	72,641
Temenos AG	1,452	125,620
TX Group AG	195	32,354
UBS Group AG	46,719	2,199,531
VAT Group AG	782	610,575
Vontobel Holding AG	2,439	217,865
Zehnder Group AG	863	71,462
Zurich Insurance Group AG	2,885	2,048,749
		34,531,361
United Kingdom — 12.0%
3i Group PLC	31,273	949,755
4imprint Group PLC	2,724	133,775
Aberdeen Group PLC	160,472	534,822
Admiral Group PLC	11,411	504,920
Advanced Medical Solutions Group PLC	224	661
AG Barr PLC	2,986	24,578
Airtel Africa PLC	33,604	158,668
AJ Bell PLC	23,315	188,760
AltynGold PLC(2)	1,185	17,337
Anglo American PLC	20,995	1,123,597
Antofagasta PLC	8,607	474,137
AO World PLC(2)	17,098	21,610
Ashmore Group PLC	11,665	32,685
ASOS PLC(1)(2)	4,177	15,318
AstraZeneca PLC	12,199	2,264,988
Autotrader Group PLC	34,944	206,535
Aviva PLC	26,120	215,003
B&M European Value Retail PLC(1)	29,182	67,090
BAE Systems PLC	22,601	614,899
Barclays PLC, ADR	94,498	2,318,036
Barratt Redrow PLC	49,514	174,447
Beazley PLC	27,856	479,181
Bellway PLC	5,080	131,004
Berkeley Group Holdings PLC(2)	3,433	158,212
Bloomsbury Publishing PLC(1)	5,322	46,615
Bodycote PLC	5,406	58,896
Breedon Group PLC	20,164	76,609

BT Group PLC	335,750	941,532
Bunzl PLC	2,240	70,820
Burberry Group PLC(2)	28,144	446,723
Bytes Technology Group PLC(1)	10,059	49,981
Canal & SA	9,479	32,547
Central Asia Metals PLC	14,871	30,889
Centrica PLC	225,224	568,177
Chemring Group PLC	3,585	26,399
Clarkson PLC	986	61,546
Close Brothers Group PLC(2)	9,682	60,143
CMC Markets PLC	12,534	62,591
Coats Group PLC	164,513	180,733
Coca-Cola HBC AG(2)	7,782	446,410
Compass Group PLC	18,389	589,740
Computacenter PLC	4,798	286,575
Conduit Holdings Ltd.	6,234	37,146
Convatec Group PLC	17,270	46,845
Crest Nicholson Holdings PLC(1)	11,760	11,339
Croda International PLC	594	24,265
DFS Furniture PLC	20,410	34,484
Diageo PLC, ADR(1)	9,076	748,407
Domino's Pizza Group PLC	2,860	7,168
dotdigital group PLC	2,411	1,620
Dr. Martens PLC(1)	49,232	48,806
Drax Group PLC	28,303	300,729
Dunelm Group PLC	8,138	85,075
Ecora Royalties PLC	13,203	25,499
Elementis PLC	22,501	46,191
Everplay Group PLC	3,386	12,670
Experian PLC	9,907	342,125
FDM Group Holdings PLC	10,668	16,867
Firstgroup PLC	58,273	134,160
Foresight Group Holdings Ltd.	6,564	38,522
Forterra PLC	16,260	31,018
Foxtons Group PLC	22,767	14,048
Frasers Group PLC(2)	8,456	88,182
Frontier Developments PLC(2)	303	1,786
Funding Circle Holdings PLC(2)	41,460	80,110
Games Workshop Group PLC	2,226	593,334
Gamma Communications PLC	5,249	67,748
Genus PLC	7	218
Georgia Capital PLC(2)	3,273	184,865
Grafton Group PLC	10,609	118,781
Greggs PLC(1)	9,719	224,246
GSK PLC, ADR(1)	48,661	2,459,327
Gym Group PLC(2)	16,484	42,553
Haleon PLC, ADR(1)	31,941	289,385
Halfords Group PLC	17,094	39,976
Halma PLC	313	19,675
Hays PLC	72,882	32,412
Helios Towers PLC(2)	54,054	170,460
Hikma Pharmaceuticals PLC	9,511	188,575
Hilton Food Group PLC	3,722	25,777
Hiscox Ltd.	14,527	340,646
Hochschild Mining PLC	33,757	279,014

Hollywood Bowl Group PLC	12,849	52,982
Howden Joinery Group PLC	34,153	352,118
HSBC Holdings PLC, ADR	52,603	4,931,005
Ibstock PLC	11,196	15,640
ICG PLC	11,090	277,121
IG Group Holdings PLC	14,726	355,077
IMI PLC	5,353	199,966
Impax Asset Management Group PLC	6,348	8,488
Inchcape PLC	13,481	153,292
Informa PLC	1,689	18,350
IntegraFin Holdings PLC	12,778	58,052
InterContinental Hotels Group PLC	1,189	182,335
International Personal Finance PLC	14,771	49,360
International Workplace Group PLC	26,088	66,410
Intertek Group PLC	3,348	237,955
Investec PLC	27,318	239,965
IP Group PLC(2)	61,760	57,450
ITV PLC	244,243	266,969
J D Wetherspoon PLC(1)	6,292	54,110
J Sainsbury PLC	62,741	249,287
JD Sports Fashion PLC	139,911	158,397
Johnson Matthey PLC	15,260	436,277
Johnson Service Group PLC	42,692	87,752
Jubilee Metals Group PLC(1)(2)	14,961	567
Jupiter Fund Management PLC	6,982	15,036
Kainos Group PLC	5,011	58,385
Kingfisher PLC	74,891	289,166
Lancashire Holdings Ltd.	17,973	145,520
Legal & General Group PLC	221,794	807,328
Lion Finance Group PLC	2,224	331,849
Liontrust Asset Management PLC	5,071	20,967
Lloyds Banking Group PLC, ADR	334,568	1,830,087
London Stock Exchange Group PLC	1,632	197,471
M&G PLC	84,386	357,658
Man Group PLC	60,691	223,996
Marks & Spencer Group PLC	112,275	536,172
Marshalls PLC	7,949	14,982
Marston's PLC(2)	68,195	43,781
Me Group International PLC	9,658	19,084
Mears Group PLC	7,227	40,404
Metals Exploration PLC(2)	100,063	17,865
Mitchells & Butlers PLC(2)	10,917	34,339
Molten Ventures PLC(2)	9,664	76,575
Mondi PLC	15,027	152,047
MONY Group PLC	18,613	44,451
Morgan Advanced Materials PLC	63	194
Morgan Sindall Group PLC	1,924	117,971
NatWest Group PLC, ADR(1)	71,853	1,152,522
Next 15 Group PLC(1)	4,354	17,011
Next PLC	4,995	885,924
Ninety One PLC	9,643	28,934
Ocado Group PLC(1)(2)	11,083	33,054
OSB Group PLC	18,781	130,214
Oxford Nanopore Technologies PLC(1)(2)	1,997	3,848
Pagegroup PLC	20,420	33,595

Paragon Banking Group PLC	10,232	105,127
PayPoint PLC(1)	4,127	32,168
Pearson PLC, ADR(1)	11,520	170,726
Pennon Group PLC	13,639	94,579
Persimmon PLC	5,755	86,030
Pinewood Technologies Group PLC(1)(2)	338	1,226
Plus500 Ltd.	6,003	356,504
Polar Capital Holdings PLC	4,436	50,090
Pollen Street Group Ltd.	854	9,856
Prax Exploration & Production PLC(2)	44,885	488
Premier Foods PLC	15,625	42,217
Prudential PLC, ADR(1)	38,972	1,120,835
QinetiQ Group PLC	25,223	170,864
Quilter PLC	123,676	322,640
Rathbones Group PLC	5,300	140,355
Reach PLC	36,262	26,305
Reckitt Benckiser Group PLC	16,624	1,023,062
RELX PLC, ADR	17,207	564,218
Renishaw PLC	344	24,448
Rentokil Initial PLC	7,549	45,361
Rightmove PLC	51,133	287,568
Rockhopper Exploration PLC(2)	25,696	26,728
RS Group PLC	7,322	65,784
RWS Holdings PLC	3,793	5,551
S4 Capital PLC	60,762	35,253
Sage Group PLC	9,629	108,926
Schroders PLC	18,833	147,541
Serabi Gold PLC(2)	5,479	26,408
Severn Trent PLC	12,877	513,456
SIG PLC(2)	59,107	6,657
Smith & Nephew PLC, ADR(1)	12,291	364,920
Smiths Group PLC	43	1,420
Softcat PLC	7,514	176,023
Speedy Hire PLC	14,556	3,891
Spirax Group PLC	528	49,168
Spire Healthcare Group PLC	11,656	34,632
SSE PLC	47,134	1,474,031
SSP Group PLC	30,848	69,386
St. James's Place PLC	31,849	514,856
Standard Chartered PLC	62,572	1,675,662
Standard Life PLC	23,117	240,516
SThree PLC	4,300	9,679
Strix Group PLC(1)(2)	2,407	1,393
Sunbelt Rentals Holdings, Inc.	12,995	1,018,486
Synthomer PLC(2)	1,723	2,519
Tatton Asset Management PLC	1,872	15,069
Taylor Wimpey PLC	143,290	153,256
TBC Bank Group PLC	2,630	159,117
Tesco PLC	171,763	995,631
THG PLC(1)(2)	14,732	6,626
TP ICAP Group PLC	14,860	61,042
Travis Perkins PLC	7,223	51,760
Trustpilot Group PLC(2)	28,496	90,619
TUI AG	17,266	141,341
Unilever PLC, ADR	14,105	796,227

United Utilities Group PLC	52,510	949,059
Vanquis Banking Group PLC(2)	18,395	26,983
Vertu Motors PLC	18,288	17,403
Vesuvius PLC	10,316	64,693
Victrex PLC	6,640	57,108
Vistry Group PLC(1)(2)	14,145	53,009
Vodafone Group PLC, ADR	81,614	1,220,945
Volex PLC	2,076	19,409
Watches of Switzerland Group PLC(2)	19,132	184,856
Watkin Jones PLC(2)	2,677	800
Weir Group PLC	10,425	342,864
WH Smith PLC	3,082	20,431
Whitbread PLC	3,899	122,434
Wickes Group PLC	28,938	69,319
Wise Group PLC(2)	31,787	398,214
WPP PLC, ADR(1)	71	1,321
XP Power Ltd.(2)	1,208	31,181
Yellow Cake PLC(2)	10,082	77,029
Zigup PLC	20,708	130,819
Zotefoams PLC	2,732	15,147
		55,791,618
United States — 0.3%
Amrize Ltd.(2)	3,384	180,719
Atlassian Corp., Class A(2)	568	61,122
Dauch Corp.(2)	1,692	11,477
Gen Digital, Inc.	2	52
Golar LNG Ltd.	3,038	151,141
Newmont Corp.	4,220	463,624
Palo Alto Networks, Inc.(2)	435	122,535
Primo Brands Corp., Class A	2,500	62,000
Quanex Building Products Corp.	32	596
Royal Gold, Inc.	626	140,524
Smurfit Westrock PLC	4,081	167,933
Trilogy Metals, Inc.(1)(2)	4,000	18,569
		1,380,292
TOTAL COMMON STOCKS (Cost $359,423,757)		462,226,260
RIGHTS — 0.0%
Australia — 0.0%
Peninsula Energy Ltd.(2)	6,617	262
Sweden — 0.0%
Electrolux AB(2)	11,096	5,103
United States — 0.0%
Resolute Forest Products, Inc.(2)	1,220	1,033
TOTAL RIGHTS (Cost $24,428)		6,398
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(2)	144	1
Italy — 0.0%
Fincantieri SpA(2)	3,546	4,704
Haiki Cobat SpA Societa' Benefit(2)	18	—

Innovatec SpA(2)	18	—
		4,704
TOTAL WARRANTS (Cost $—)		4,705
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	651,923	651,923
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,621,965	8,621,965
TOTAL SHORT-TERM INVESTMENTS (Cost $9,273,888)		9,273,888
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $368,722,073)		471,511,251
OTHER ASSETS AND LIABILITIES — (1.4)%		(6,313,324)
TOTAL NET ASSETS — 100.0%		$465,197,927

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	33.5%
Industrials	16.1%
Consumer Discretionary	10.8%
Information Technology	9.8%
Health Care	7.5%
Materials	7.4%
Communication Services	4.9%
Consumer Staples	4.6%
Utilities	2.7%
Real Estate	1.8%
Energy	0.3%
Short-Term Investments	2.0%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,685,637. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $19,582,155, which includes securities collateral of $10,960,190.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$42,812	$27,800,958	—
Belgium	929,860	3,928,569	—
Canada	518,092	56,211,179	—
Denmark	1,638,213	5,628,826	—
Finland	334,108	4,792,017	—
France	2,259,428	34,539,323	—
Germany	2,417,486	31,537,627	—
Hong Kong	19,461	7,590,537	—
Israel	988,967	5,990,135	—
Japan	11,399,710	92,674,506	—
Netherlands	9,799,781	10,245,198	—
Singapore	302,173	6,790,954	—
Spain	4,753,090	9,255,825	—
Sweden	1,515,891	13,841,772	—
Switzerland	6,309,246	28,222,115	—
United Kingdom	20,232,949	35,558,669	—
United States	705,851	674,441	—
Other Countries	—	22,776,491	—
Rights	1,033	5,365	—
Warrants	—	4,705	—
Short-Term Investments	9,273,888	—	—
	$73,442,039	$398,069,212	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.